As filed with the Securities and Exchange Commission on May 2, 2001.
                                                      1933 Act File No: 33-82080
                                                      1940 Act File No: 811-8664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.        13                 [X]
                                            ----
                                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       15                 [X]
                                            ----

                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
         Insurance Company                  1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
       on May 1, 2001 pursuant to paragraph (b)
----
   X       60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                     Caption in Prospectus or
                                             Statement of Additional
                                             Information relating to
                                             each Item


Part A.      Information Required in a Prospectus      Prospectus

1.           Cover Page                                Cover Page

2.           Definitions                               Not Applicable

3.           Synopsis                                  Key Facts; Fee Tables

4.           Condensed Financial Information           Appendix A


5.           General Description of Registrant,        The Company; The
             Depositor and Portfolio Companies         Separate Account;
                                                       Investment Portfolios

6.           Deductions                                Contract Charges

7.           General Description of Variable           The Annuity Contract;
             Annuity Contracts                         Purchases; Transfers;
                                                       Access To Your Money;
                                                       Income Payments (The
                                                       Income Phase); Death
                                                          Benefit; Other
                                                          Information

8.           Annuity Period                            Income Payments (The
                                                          Income Phase)

9.           Death Benefit                             Death Benefit

10.          Purchases and Contract Value              Purchases

11.          Redemptions                               Access To Your Money

12.          Taxes                                     Taxes

13.          Legal Proceedings                         Other Information

14.          Table of Contents of the Statement of     Table of Contents of the
             Additional Information                    Statement of Additional
                                                       Information


             Information Required in a Statement of    Statement of
Part B.      Additional Information                    Additional Information

15.          Cover Page                                Cover Page

16.          Table of Contents                         Table of Contents

17.          General Information and History           General Information
                                                       and History

18.          Services                                  Services

19.          Purchase of Securities Being Offered      Purchase of Securities
                                                       Being Offered

20.          Underwriters                              Underwriters

21.          Calculation of Performance Data           Calculation of
                                                       Performance

22.          Annuity Payments                          Income Payments; Net
                                                       Investment Factor

23.          Financial Statements                      Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 28 Series of the JNL Series Trust and 12 Series of the JNL Variable Fund LLC. Two different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                                 PERSPECTIVE (R)
                           FIXED AND VARIABLE ANNUITY
                   JACKSON NATIONAL LIFE(R) DEFINED STRATEGIES
                               VARIABLE ANNUITYSM
                                    Issued by
                   Jackson National Life Insurance Company and
                      Jackson National Separate Account - I

                    o    Individual  and  group,   flexible   premium   deferred
                         annuity.

                    o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)(the "Fixed Accounts").

                    o Investment divisions which purchase shares of the following series of mutual funds:
                          JNL  Series  Trust
                          JNL/Alger  Growth  Series
                          JNL/Alliance  Growth  Series
                          JNL/Eagle Core Equity Series
                          JNL/Eagle  SmallCap Equity Series
                          JNL/Janus  Aggressive  Growth Series
                          JNL/Janus Balanced Series
                          JNL/Janus CapitalGrowth Series
                          JNL/Oppenheimer Global Growth Series
                          JNL/Oppenheimer Growth  Series
                          JNL/Putnam Growth Series
                          JNL/Putnam International Equity Series
                          JNL/Putnam  Midcap Growth Series
                          JNL/Putnam Value Equity Series
                          JNL/S&P Conservative Growth Series I
                          JNL/S&P Moderate Growth Series I
                          JNL/S&P Aggressive Growth Series I
                          JNL/S&P Very Aggressive Growth Series I
                          JNL/S&P Equity Growth Series I
                          JNL/S&P Equity Aggressive Growth Series I
                          PPM America/JNL Balanced Series
                          PPM America/JNL High Yield Bond Series
                          PPM America/JNL Money Market Series
                          Salomon Brothers/JNL Global Bond Series
                          Salomon  Brothers/JNL U.S. Government & Quality Bond
                            Series
                         T. Rowe Price/JNL Established Growth Series
                         T. Rowe  Price/JNL Mid-Cap Growth  Series
                         T.  Rowe  Price/JNL  Value Series
                         JNL Variable Fund LLC
                         JNL/First Trust The DowSM Target 5 Series
                         JNL/First Trust The DowSM Target 10 Series
                         JNL/First Trust The S&P(R) Target 10 Series
                         JNL/First Trust Global Target 15 Series
                         JNL/First Trust Target 25 Series
                         JNL/First Trust Target Small-Cap Series
                         JNL/First Trust Technology Sector Series
                         JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series
                         JNL/First Trust Energy Sector Series
                         JNL/First Trust Leading  Brands Sector Series
                         JNL/First Trust Communications Sector Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2001, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or Jackson National Life Defined Strategies Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

             NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

                                 July 1, 2001

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", "The Dow 10SM", and "The Dow 5SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/First Trust The Dow Target 5 Series and the JNL/First Trust The Dow Target 10 Series. Please see Appendix B for additional information.


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/First Trust The S&P(R) Target 10 Series is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Series. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                TABLE OF CONTENTS
Key Facts...........................................................        1

Fee Table...........................................................        3

The Annuity Contract................................................        7

The Company.........................................................        8

The Guaranteed Fixed Accounts and the Indexed Fixed Account Option..        8

The Separate Account................................................        8

Investment Divisions................................................        9

Contract Charges....................................................       12

Purchases...........................................................       13

Allocations of Premium...............................................      14

Transfers............................................................      14

Access to Your Money.................................................      15

Income Payments (The Income Phase)...................................      16

Death Benefit........................................................      17

Taxes................................................................      18

Other Information....................................................      19

Table of Contents of the Statement of Additional Information.........      22

Appendix A...........................................................     A-1

Appendix B...........................................................     B-1

                                    KEY FACTS
--------------------------------------------------------------------------------
Annuity Service Center:      1 (800) 766-4683

         Mail Address:       P.O. Box 378002, Denver, Colorado  80237-8002

         Delivery Address:   8055 East Tufts Avenue, Second Floor, Denver,
                             Colorado  80237

Institutional Marketing
Group Service Center:        1 (800) 777-7779

         Mail Address:       P.O. Box 30386, Lansing, Michigan  48909-9692

         Delivery Address:   1 Corporate Way, Lansing, Michigan  48951
                             Attn:  IMG

Home Office:                 1 Corporate Way, Lansing, Michigan  48951
--------------------------------------------------------------------------------
The Annuity Contract         The fixed and variable annuity contract offered by
                             Jackson National provides a means for allocating on
                             a tax-deferred basis to the guaranteed fixed
                             accounts, including the indexed fixed option of
                             Jackson National and the investment divisions (the
                             "Allocation Options"). The contract is intended for
                             retirement savings or other long-term investment
                             purposes and provides for a death benefit and
                             income options.
--------------------------------------------------------------------------------
Allocation Options           You can put money into any of the Allocation
                             Options but you may not put your money in more than
                             eighteen of the variable options plus the Fixed
                             Accounts during the life of your contract.
--------------------------------------------------------------------------------
Expenses                     The contract has insurance features and investment
                             features, and there are costs related to each.


                             Jackson National makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts a charge equal to 0.20% of the daily net asset value of contracts invested in the invest-ment divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.


                            If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                            Jackson National may assess a state premium tax ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                            There are als investmen charges which are expected to range from .20% to 1.22%, on an annual basis, of the average daily value of the Series, depending on the Series.

--------------------------------------------------------------------------------
Purchases                   Under most circumstances, you can buy a contract for
                            $5,000 or more ($2,000 or more for a qualified plan contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

--------------------------------------------------------------------------------
Access to Your Money        You can take money out of your contract during the
                            accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
Income Payments             You may choose to receive regular income from your
                            annuity. During the income phase, you have the same variable allocation options.

--------------------------------------------------------------------------------

Death Benefit               If you die before moving to the income phase, the
                            person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings
                            Protection Benefit Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 40% of the premiums you have paid (25% for owners ages 70-75).

--------------------------------------------------------------------------------
Free Look                   If you cancel your contract within twenty days after
                            receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

--------------------------------------------------------------------------------
Taxes Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your contract is non-qualified or purchased as part of a qualified plan.


                                    FEE TABLE

Owner Transaction Expenses1

        Withdrawal Charge (as a percentage of premium payments):
        Years Since Premium Payment            0      1      2     3      4     5      6      7+
        Charge                                 7%     6%     5%    4%     3%    2%     1%     0%

        Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $35 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         Total Separate Account Annual Expenses                  1.40%


         Optional Earnings Protection Benefit Charge             0.20%
         Total Separate Account Annual Expenses with
            Optional Earnings Protection Benefit Charge          1.60%


Series Annual Expenses
(as a percentage of the Series' average net assets)


                                                                       Management       Estimated
                                                                          and          Distribution                Total Series
                                                                   Administrative Fee    (12b-1)        Other         Annual
                                                                                          Fees*       Expenses       Expenses

JNL/Alger Growth Series                                                 1.07%              .02%           0%            1.09%
JNL/Alliance Growth Series                                               .87%              .02%           0%             .89%
JNL/Eagle Core Equity Series                                             .97%              .04%           0%            1.01%
JNL/Eagle SmallCap Equity Series                                        1.05%              .02%           0%            1.07%
JNL/Janus Aggressive Growth Series                                       .98%              .01%           0%             .99%
JNL/Janus Balanced Series                                               1.05%              .03%           0%            1.08%
JNL/Janus Capital Growth Series                                          .99%              .01%           0%            1.00%
JNL/Janus Global Equities Series**                                      1.03%              .02%           0%            1.05%
JNL/Oppenheimer Global Growth Series                                    1.05%              .01%+          0%            1.06%
JNL/Oppenheimer Growth Series                                           1.00%              .01%+          0%            1.01%
JNL/Putnam Growth Series                                                 .94%              .01%           0%             .95%
JNL/Putnam International Equity Series                                  1.17%              .05%           0%            1.22%
JNL/Putnam Midcap Growth Series                                         1.05%              .08%           0%            1.13%
JNL/Putnam Value Equity Series                                           .96%              .02%           0%             .98%
JNL/S&P Conservative Growth Series I***                                  .20%               0%            0%             .20%
JNL/S&P Moderate Growth Series I***                                      .20%               0%            0%             .20%
JNL/S&P Aggressive Growth Series I***                                    .20%               0%            0%             .20%
JNL/S&P Very Aggressive Growth Series I***                               .20%               0%            0%             .20%
JNL/S&P Equity Growth Series I***                                        .20%               0%            0%             .20%
JNL/S&P Equity Aggressive Growth Series I***                             .20%               0%            0%             .20%
PPM America/JNL Balanced Series                                          .82%              .01%           0%             .83%
PPM America/JNL High Yield Bond Series                                   .82%              .01%+          0%             .83%
PPM America/JNL Money Market Series                                      .70%               0%            0%             .70%
Salomon Brothers/JNL Global Bond Series                                  .95%              .01%+          0%             .96%
Salomon Brothers/JNL U.S. Government & Quality Bond Series               .80%              .01%+          0%             .81%
T. Rowe Price/JNL Established Growth Series                              .92%              .02%           0%             .94%
T. Rowe Price/JNL Mid-Cap Growth Series                                 1.02%              .01%+          0%            1.03%
T. Rowe Price/JNL Value Series                                          1.00%              .12%           0%            1.12%
JNL/First Trust The DowSM Target 5 Series                                .85%               0%            0%             .85%
JNL/First Trust The DowSM Target 10 Series                               .85%               0%            0%             .85%
JNL/First Trust The S&P(R)Target 10 Series                               .85%               0%            0%             .85%
JNL/First Trust Global Target 15 Series                                  .90%               0%            0%             .90%
JNL/First Trust Target 25 Series                                         .85%               0%            0%             .85%
JNL/First Trust Target Small-Cap Series                                  .85%               0%            0%             .85%
JNL/First Trust Technology Sector Series                                 .85%               0%            0%             .85%
JNL/First Trust Pharmaceutical/Healthcare Sector Series                  .85%               0%            0%             .85%
JNL/First Trust Financial Sector Series                                  .85%               0%            0%             .85%
JNL/First Trust Energy Sector Series                                     .85%               0%            0%             .85%
JNL/First Trust Leading Brands Sector Series                             .85%               0%            0%             .85%
JNL/First Trust Communications Sector Series                             .85%               0%            0%             .85%


Certain Series pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The JNL/Oppenheimer Global Growth Series pays an Administrative Fee of .15%. The JNL/First Trust Global Target 15 Series pays an Administrative Fee of .15%. The JNL/S&P Series do not pay an Administrative Fee. The Total Series Annual Expenses reflect the inclusion of the Administrative Fee.

+ The Adviser anticipates that the 12b-1 fee will be less than .01%.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Series. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.

*** Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Series (including both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series) could range from .90% to 1.42% (this range reflects an investment in the Series with the lowest and highest Total Series Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Series based on the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Series will incur based on the actual mix of underlying Series. The expenses shown below include both the annual operating expenses for the JNL/S&P Series and the annual operating expenses for the underlying Series. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I.................  0.910%
         JNL/S&P Moderate Growth Series I.....................  0.940%
         JNL/S&P Aggressive Growth Series I...................  0.970%
         JNL/S&P Very Aggressive Growth Series I..............  0.967%
         JNL/S&P Equity Growth Series I.......................  0.971%
         JNL/S&P Equity Aggressive Growth Series I............  0.980%


Examples. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:

     (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;

     (b)  if you surrender your contract at the end of each time period.





                                                                                       Time Periods



                                                                                   1        3         5        10
                                                                                  year    years     years    years



JNL/Alger Growth Division                                               (a)         $28     $84      $144      $305
                                                                        (b)          98     134       174       305
JNL/Alliance Growth Division                                            (a)          26      78       134       286
                                                                        (b)          96     128       164       286
JNL/Eagle Core Equity Division                                          (a)          27      82       140       297
                                                                        (b)          97     132       170       297
JNL/Eagle SmallCap Equity Division                                      (a)          27      84       143       303
                                                                        (b)          97     134       173       303
JNL/Janus Aggressive Growth Division                                    (a)          27      81       139       295
                                                                        (b)          97     131       169       295
JNL/Janus Balanced Division                                             (a)          27      84       143       304
                                                                        (b)          97     134       173       304
JNL/Janus Capital Growth Division                                       (a)          27      82       140       296
                                                                        (b)          97     132       170       296
JNL/Janus Global Equities Division*                                     (a)          27      83       142       301
                                                                        (b)          97     133       172       301
JNL/Oppenheimer Global Growth Series                                    (a)          27      84       142       302
                                                                        (b)          97     134       172       302
JNL/Oppenheimer Growth Series                                           (a)          27      82       140       297
                                                                        (b)          97     132       170       297
JNL/Putnam Growth Division                                              (a)          26      80       137       291
                                                                        (b)          96     130       167       291
JNL/Putnam International Equity Division                                (a)          29      88       150       318
                                                                        (b)          99     138       180       318
JNL/Putnam Midcap Growth Division                                       (a)          28      86       146       309
                                                                        (b)          98     136       176       309
JNL/Putnam Value Equity Division                                        (a)          26      81       139       294
                                                                        (b)          96     131       169       294
JNL/S&P Conservative Growth Division I                                  (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Moderate Growth Division I                                      (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Aggressive Growth Division I                                    (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Very Aggressive Growth Division I                               (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Equity Growth Division I                                        (a)          19      58        99       215
                                                                        (b)          89     108       129       215
JNL/S&P Equity Aggressive Growth Division I                             (a)          19      58        99       215
                                                                        (b)          89     108       129       215
PPM America/JNL Balanced Division                                       (a)          25      77       131       280
                                                                        (b)          95     127       161       280
PPM America/JNL High Yield Bond Division                                (a)          25      77       131       280
                                                                        (b)          95     127       161       280
PPM America/JNL Money Market Division                                   (a)          24      73       125       267
                                                                        (b)          94     123       155       267
Salomon Brothers/JNL Global Bond Division                               (a)          26      81       138       292
                                                                        (b)          96     131       168       292
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          25      76       130       278
                                                                        (b)          95     126       160       278
T. Rowe Price/JNL Established Growth Division                           (a)          26      80       137       290
                                                                        (b)          96     130       167       290
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          27      83       141       299
                                                                        (b)          97     133       171       299
T. Rowe Price/JNL Value Division                                        (a)          28      85       145       308
                                                                        (b)          98     135       175       308
JNL/First Trust The DowSM Target 5 Division                             (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust The DowSM Target 10 Division                            (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust The S&P(R)Target 10 Division                            (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Global Target 15 Division                               (a)          26      79       135       287
                                                                        (b)          96     129       165       287
JNL/First Trust Target 25 Division                                      (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Target Small-Cap Division                               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Technology Sector Division                              (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Financial Sector Division                               (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Energy Sector Division                                  (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Leading Brands Sector Division                          (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/First Trust Communications Sector Division                          (a)          25      77       132       282
                                                                        (b)          95     127       162       282




Examples. You would pay the following expenses on a $1,000 investment if you do not select the optional Earning Protection Benefit Endorsement, assuming a 5% annual return on assets:
          (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
          (b)  if you surrender your contract at the end of each time period.



                                                                                        Time Periods

                                                                                   1        3         5        10
                                                                                  year    years     years    years

JNL/Alger Growth Division                                               (a)       $  26   $  78     $ 134     $ 286
                                                                        (b)          96     128       164       286
JNL/Alliance Growth Division                                            (a)          24      72       124       266
                                                                        (b)          94     122       154       266
JNL/Eagle Core Equity Division                                          (a)          25      76       130       278
                                                                        (b)          95     126       160       278
JNL/Eagle SmallCap Equity Division                                      (a)          25      78       133       284
                                                                        (b)          95     128       163       284
JNL/Janus Aggressive Growth Division                                    (a)          25      75       129       276
                                                                        (b)          95     125       159       276
JNL/Janus Balanced Division                                             (a)          25      78       134       285
                                                                        (b)          95     128       164       285
JNL/Janus Capital Growth Division                                       (a)          25      76       130       277
                                                                        (b)          95     126       160       277
JNL/Janus Global Equities Division*                                     (a)          25      77       132       282
                                                                        (b)          95     127       162       282
JNL/Oppenheimer Global Growth Series                                    (a)          25      78       133       283
                                                                        (b)          95     128       163       283
JNL/Oppenheimer Growth Series                                           (a)          25      76       130       278
                                                                        (b)          95     126       160       278
JNL/Putnam Growth Division                                              (a)          24      74       127       272
                                                                        (b)          94     124       157       272
JNL/Putnam International Equity Division                                (a)          27      82       141       298
                                                                        (b)          97     132       171       298
JNL/Putnam Midcap Growth Division                                       (a)          26      80       136       290
                                                                        (b)          96     130       166       290
JNL/Putnam Value Equity Division                                        (a)          24      75       129       275
                                                                        (b)          94     125       159       275
JNL/S&P Conservative Growth Division I                                  (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Moderate Growth Division I                                      (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Aggressive Growth Division I                                    (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Very Aggressive Growth Division I                               (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Equity Growth Division I                                        (a)          17      51        89       193
                                                                        (b)          87     101       119       193
JNL/S&P Equity Aggressive Growth Division I                             (a)          17      51        89       193
                                                                        (b)          87     101       119       193
PPM America/JNL Balanced Division                                       (a)          23      71       121       260
                                                                        (b)          93     121       151       260
PPM America/JNL High Yield Bond Division                                (a)          23      71       121       260
                                                                        (b)          93     121       151       260
PPM America/JNL Money Market Division                                   (a)          22      67       114       246
                                                                        (b)          92     117       144       246
Salomon Brothers/JNL Global Bond Division                               (a)          24      75       128       273
                                                                        (b)          94     125       158       273
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          23      70       120       257
                                                                        (b)          93     120       150       257
T. Rowe Price/JNL Established Growth Division                           (a)          24      74       127       271
                                                                        (b)          94     124       157       271
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          25      77       131       280
                                                                        (b)          95     127       161       280
T. Rowe Price/JNL Value Division                                        (a)          26      79       136       289
                                                                        (b)          96     129       166       289
JNL/First Trust The DowSM Target 5 Division                             (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust The DowSM Target 10 Division                            (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust The S&P(R)Target 10 Division                            (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Global Target 15 Division                               (a)          24      73       125       267
                                                                        (b)          94     123       155       267
JNL/First Trust Target 25 Division                                      (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Target Small-Cap Division                               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Technology Sector Division                              (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Pharmaceutical/Healthcare Sector Division               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Financial Sector Division                               (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Energy Sector Division                                  (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Leading Brands Sector Division                          (a)          23      71       122       262
                                                                        (b)          93     121       152       262
JNL/First Trust Communications Sector Division                          (a)          23      71       122       262
                                                                        (b)          93     121       152       262


Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.


Financial Statements. An accumulation unit value history is contained in Appendix A. It only shows values for contracts without the Earnings Protection Benefit Endorsement, because that benefit was not offered before the date of this prospectus.


You can find the following financial statements in the SAI:

o the financial statements of the Separate Account for the year ended December 31, 2000

o the financial statements of Jackson National for the year ended December 31, 2000

The Separate Account's financial statements for the year ended December 31, 2000, and the financial statements of Jackson National for the year ended December 31, 2000, have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.

     The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them. Your contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract. The investment divisions purchase shares of the following Series of mutual funds:

     JNL Series Trust
         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Oppenheimer Global Growth Series
         JNL/Oppenheimer Growth Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series

     JNL Variable Fund LLC
         JNL/First Trust The DowSM Target 5 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the five companies included in the Dow Jones Industrial AverageSM which have the lowest per share price of the companies with the ten highest dividend yields on a pre-determined selection date.
         JNL/First Trust The DowSM Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial AverageSM which have the highest dividend yields on a pre-determined selection date. JNL/First Trust The S&P(R) Target 10 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stocks of 10 companies selected from a pre-screened subset of the stocks listed in The S&P 500 Index on a pre-determined selection date.
         JNL/First Trust Global Target 15 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of The Dow Jones Industrial AverageSM, the Financial Times Industrial Ordinary Share Index and the Hang Seng Index, respectively, that have the highest dividend yields in the respective index on a pre-determined selection date.
         JNL/First Trust Target 25 Series - seeks a high total return through a combination of capital appreciation and dividend income by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange on a pre-determined selection date.
         JNL/First Trust Target Small-Cap Series - seeks a high total return through capital appreciation by investing in a portfolio of common stocks of 40 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market on a pre-determined selection date.
         JNL/First Trust Technology Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by technology companies.
         JNL/First Trust Pharmaceutical/Healthcare Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks issued by pharmaceutical and/or healthcare companies.
         JNL/First Trust Financial Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies which may include money center banks, major regional banks, financial and investment service providers and insurance companies.
         JNL/First Trust Energy Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of energy industry companies.
         JNL/First Trust Leading Brands Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies considered to be leaders in the consumer goods industry.
         JNL/First Trust Communications Sector Series - seeks a high total return through capital appreciation and dividend income by investing in a portfolio of common stocks of companies in the communications industry.

The Series are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Series. The sub-adviser for each Series is listed in the following table:

Sub-Adviser                        Series

Alliance Capital Management L.P.   JNL/Alliance Growth Series

Fred Alger Management, Inc.        JNL/Alger Growth Series

Eagle Asset Management, Inc.       JNL/Eagle Core Equity Series
                                   JNL/Eagle SmallCap Equity Series

Janus Capital Corporation          JNL/Janus Aggressive Growth Series
                                   JNL/Janus Balanced Series
                                   JNL/Janus Capital Growth Series
                                   JNL/Janus Global Equities Series*

OppenheimerFunds, Inc.             JNL/Oppenheimer Global Growth Series
                                   JNL/Oppenheimer Growth Series

Putnam Investment Management,      JNL/Putnam Growth Series
Inc.                               JNL/Putnam International Equity Series
                                   JNL/Putnam Midcap Growth Series
                                   JNL/Putnam Value Equity Series

Standard & Poor's Investment       JNL/S&P Conservative Growth Series I
Advisory Services, Inc.            JNL/S&P Moderate Growth Series I
                                   JNL/S&P Aggressive Growth Series I
                                   JNL/S&P Very Aggressive Growth Series I
                                   JNL/S&P Equity Growth Series I
                                   JNL/S&P Equity Aggressive Growth Series I

PPM America, Inc.                  PPM America/JNL Balanced Series
                                   PPM America/JNL High Yield Bond Series
                                   PPM America/JNL Money Market Series

Salomon Brothers Asset             Salomon Brothers/JNL Global Bond Series
Management Inc                     Salomon Brothers/JNL U.S. Government &
                                   Quality Bond Series

T. Rowe Price Associates, Inc.     T. Rowe Price/JNL Established Growth Series
                                   T. Rowe Price/JNL Mid-Cap Growth Series
                                   T. Rowe Price/JNL Value Series

First Trust Advisors L.P.          JNL/First Trust The DowSM Target 5 Series
                                   JNL/First Trust The DowSM Target 10 Series
                                   JNL/First Trust The S&P(R)Target 10 Series
                                   JNL/First Trust Global Target 15 Series
                                   JNL/First Trust Target 25 Series
                                   JNL/First Trust Target Small-Cap Series
                                   JNL/First Trust Technology Sector Series
                                   JNL/First Trust Pharmaceutical/Healthcare
                                       Sector Series
                                   JNL/First Trust Financial Sector Series
                                   JNL/First Trust Energy Sector Series
                                   JNL/First Trust Leading Brands Sector Series
                                   JNL/First Trust Communications Sector Series
------------------------------------------------------- ------------------------

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Series performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Series. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Series and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the Series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required to, or determine in its sole discretion to, substitute a different mutual fund for the one the investment division is currently invested in. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;

o    to waive the withdrawal charge in the event of your death; and

o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.


Earnings Protection Benefit Charge. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the contracts having this Endorsement that are invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your contract.


Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

Note: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

Other Expenses. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the Series. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

PURCHASES Minimum Initial Premium:
o    $5,000 under most circumstances

o    $2,000 for a qualified plan contract

o    The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:
o    $500

o    $50 under the automatic payment plan

o    You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division. Special requirements apply to the indexed fixed account.

Allocations of Premium. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Capital Protection Program. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.


Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.

Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

                              ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or

o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.  less any premium tax;

     3.  less any contract maintenance charge; and

     4.  less any withdrawal charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the contract have been withdrawn.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from qualified plans.  See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.

The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed investment rate for a variable annuity payout option.

     Additional Options - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit equals:

     1.   current contract value; or

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; or

Enhanced Death Benefit:

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


Earnings Protection Benefit. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract ( adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid ( adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals, and associated charges ). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

1.   If the Contract is in the income phase at the time of your death;

2.   If there are no earnings in the Contract; or

3. If your spouse exercises the Special Spousal Continuation Option (described below) and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Series. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option

If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed
Account Option. Your spouse may then transfer this amount to any available Series or Guaranteed Account Option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to Premium. We will base the withdrawal charge on the number of years since the Premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Enhancement Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. You should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option. Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.


Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a contract.


Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.

If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.


Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Status of Earnings Protection Benefit. Our understanding of current law is that the tax status of the Earnings Protection Benefit is unclear.. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement in IRAs.

We believe that use of the Earnings Protection Benefit Endorsement should not result in adverse tax treatment. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional Earnings Protection Benefit in IRAs. The Earnings Protection Benefit, therefore, will not be offered in the IRA market until we receive approval from the Internal Revenue Service.


Assignment.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment. OTHER INFORMATION Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

Dollar Cost Averaging Plus (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest Rate. If a DCA+ account is selected, funds in the DCA+ fixed accounts will be systematically transferred to the investment divisions chosen over the DCA+ term selected.

Jackson National does not currently charge for participation in these programs. We may do so in the future.

Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment divisions plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.

o Standardized average annual total return is calculated in accordance with SEC guidelines.

o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment division.

o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Series can hurt the series performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests for multiple contracts from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Series or the contract holders.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

Legal Proceedings. Jackson National has been named as a defendant in civil litigation proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL purports to include purchasers of certain life insurance and annuity products from JNL during the period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and is vigorously defending these actions. A favorable outcome is anticipated, and at this time it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including an August 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgment is being sought.




Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ....................     2

Services ...........................................     2

Purchase of Securities Being Offered ...............     3

Underwriters .......................................     3

Calculation of Performance .........................     3

Additional Tax Information .........................    10

Net Investment Factor ..............................    21

Financial Statements ...............................    22

                                       A-8
                                   APPENDIX A
Condensed Financial Information
Accumulation Unit Values


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The accumulation unit values in this table do not reflect deductions for the Earnings Protection Benefit. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.



Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period         $26.20        $19.86         $13.82         $11.11          $9.93        $10.00
    End of period               $22.36        $26.20         $19.86         $13.82         $11.11         $9.93
  Accumulation units outstanding
  at the end of period      16,136,216    12,779,325      7,704,990      5,908,446      3,310,810        12,285

JNL/Alliance Growth Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $7.96        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       2,233,453        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period         $19.21        $15.77         $13.72         $10.52         $10.00        N/A(c)
    End of period               $19.00        $19.21         $15.77         $13.72         $10.52        N/A(c)
  Accumulation units outstanding
  at the end of period       4,549,021     3,154,438      1,829,363        766,516         84,895        N/A(c)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period         $16.44        $13.98         $14.00         $11.12         $10.00        N/A(c)
    End of period               $14.07        $16.44         $13.98         $14.00         $11.12        N/A(c)
  Accumulation units outstanding
  at the end of period       4,810,070     3,152,948      2,274,545        857,946         71,014        N/A(c)

(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c)  The  JNL/Eagle  Core Equity  Division  and the  JNL/Eagle  SmallCap  Equity
     Division commenced operations on September 16, 1996.




Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

JNL/Janus Aggressive Growth Division
  Accumulation unit value:
    Beginning of period         $39.54        $20.62         $13.26         $11.95         $10.20        $10.00
    End of period               $30.83        $39.54         $20.62         $13.26         $11.95        $10.20
  Accumulation units outstanding
  at the end of period      17,580,395    13,399,786      6,839,305      5,371,379      2,355,530         4,008

JNL/Janus Balanced Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $9.77        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       2,453,090        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Janus Capital Growth Division
  Accumulation unit value:
    Beginning of period         $39.66        $17.94         $13.46         $11.87         $10.34        $10.00
    End of period               $25.52        $39.66         $17.94         $13.46         $11.87        $10.34
  Accumulation units outstanding
  at the end of period      17,431,473    12,048,149      5,849,883      5,132,743      2,985,668         1,587

JNL/Janus Global Equities Division
  Accumulation unit value:
    Beginning of period         $32.33        $19.92         $15.93         $13.57         $10.48        $10.00
    End of period               $26.06        $32.33         $19.92         $15.93         $13.57        $10.48
  Accumulation units outstanding
  at the end of period      20,248,887    15,866,078     11,242,198      9,067,277      3,090,234         4,778

JNL/Putnam Growth Division (d)
  Accumulation unit value:
    Beginning of period         $26.96        $21.13         $15.88         $13.22         $10.58        $10.00
    End of period               $21.84        $26.96         $21.13         $15.88         $13.22        $10.58
  Accumulation units outstanding
  at the end of period      16,776,830    14,056,305      8,348,592      5,207,294      1,682,604           571



(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999. (c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.


Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------
JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period         $17.53        $13.46         $11.94         $11.78         $10.49        $10.00
    End of period               $14.87        $17.53         $13.46         $11.94         $11.78        $10.49
  Accumulation units outstanding
  at the end of period       7,353,097     5,507,406      4,828,701      4,406,642      2,039,430         3,096

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period                $9.81        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,840,603        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/Putnam Value Equity Division (d)
  Accumulation unit value:
    Beginning of period         $16.87        $17.29         $15.59         $12.98         $10.59        $10.00
    End of period               $17.80        $16.87         $17.29         $15.59         $12.98        $10.59
  Accumulation units outstanding
  at the end of the period  18,374,087    16,357,203     10,899,898      6,925,507      1,330,288         3,944

JNL/S&P Conservative Growth Division I
  Accumulation unit value:
    Beginning of period         $12.21        $10.36         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $11.85        $12.21         $10.36         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      11,548,615     5,873,298        967,674         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period         $13.15        $10.52         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.40        $13.15         $10.52         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      17,565,944     8,312,453      1,198,566         N/A(f)         N/A(f)        N/A(f)


(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999. (c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(d) Prior to May 1, 1997, the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was .90%.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.



Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------
JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $14.38        $10.77         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.85        $14.38         $10.77         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       7,064,128     2,790,656        410,888         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $16.25        $11.07         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $13.28        $16.25         $11.07         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       4,279,446     1,438,910        220,495         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period         $14.87        $10.53         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.61        $14.87         $10.53         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period      10,443,838     3,994,657        478,149         N/A(f)         N/A(f)        N/A(f)

JNL/S&P Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period         $15.24        $10.64         $10.00         N/A(f)         N/A(f)        N/A(f)
    End of period               $12.75        $15.24         $10.64         N/A(f)         N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period       3,066,578     1,183,888        304,127         N/A(f)         N/A(f)        N/A(f)

PPM America/JNL Balanced Division (d)
  Accumulation unit value:
    Beginning of period         $14.10        $14.31         $13.19         $11.29         $10.34        $10.00
    End of period               $15.05        $14.10         $14.31         $13.19         $11.29        $10.34
  Accumulation units outstanding
  at the end of period      10,032,286     9,940,416      6,574,171      4,486,973      2,120,529        12,871


(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(c) The JNL/Eagle Core Equity Division and the JNL/Eagle SmallCap Equity Division commenced operations on September 16, 1996.
(e)  Prior to May 1, 2000, the JNL/Putnam  International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(f) The JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.



Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period         $13.02        $13.06         $12.75         $11.26         $10.11        $10.00
    End of period               $12.12        $13.02         $13.06         $12.75         $11.26        $10.11
  Accumulation units outstanding
  at the end of period       9,117,909     9,672,921      7,350,674      4,711,051      1,147,840           100

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period         $11.48        $11.12         $10.74         $10.37         $10.03        $10.00
    End of period               $11.98        $11.48         $11.12         $10.74         $10.37        $10.03
  Accumulation units outstanding
  at the end of period       8,517,299    11,491,181      4,713,958      3,855,123      2,193,176        14,608

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period         $12.99        $12.94         $12.80         $11.74         $10.41        $10.00
    End of period               $13.73        $12.99         $12.94         $12.80         $11.74        $10.41
  Accumulation units outstanding
  at the end of the period   4,116,938     3,970,746      3,166,154      2,603,857        911,885         3,128

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period         $11.53        $12.00         $11.12         $10.33         $10.21        $10.00
    End of period               $12.67        $11.53         $12.00         $11.12         $10.33        $10.21
  Accumulation units outstanding
  at the end of period       8,258,157     7,963,550      5,006,001      2,090,575        902,055         1,275

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period         $24.19        $20.14         $15.99         $12.53         $10.36        $10.00
    End of period               $23.77        $24.19         $20.14         $15.99         $12.53        $10.36
  Accumulation units outstanding
  at the end of period      16,685,946    14,057,518     10,399,047      7,218,789      2,500,896        10,564



(a)  The Separate Account commenced operations on October 16, 1995.


Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period         $21.50        $17.58         $14.68         $12.59         $10.37        $10.00
    End of period               $22.72        $21.50         $17.58         $14.68         $12.59        $10.37
  Accumulation units outstanding
  at the end of period      15,106,446    11,658,193      9,941,003      8,031,753      3,585,051         5,120

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period         $10.00        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
    End of period               $11.29        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)
  Accumulation units outstanding
  at the end of period       1,379,388        N/A(b)         N/A(b)         N/A(b)         N/A(b)        N/A(b)

JNL/First Trust The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period          $7.74        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period                $7.60         $7.74         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         663,267       497,804         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period          $8.67        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period                $9.00         $8.67         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       2,340,312       898,160         N/A(g)         N/A(g)         N/A(g)        N/A(g)



(a)  The Separate Account commenced operations on October 16, 1995.
(b) These investment divisions had not commenced operations as of December 31, 1999.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

JNL/First Trust The S&P(R) Target 10 Division
  Accumulation unit value:
    Beginning of period         $10.98        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $11.72        $10.98         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       1,617,989       836,713         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Global Target 15 Division
  Accumulation unit value:
    Beginning of period          $8.93        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period                $8.56         $8.93         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         588,686       227,870         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Target 25 Division
  Accumulation unit value:
    Beginning of period          $8.24        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period                $7.78         $8.24         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         458,998       225,236         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Target Small-Cap Division
  Accumulation unit value:
    Beginning of period         $12.29        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $14.82        $12.29         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         521,580       170,871         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Technology Sector Division
  Accumulation unit value:
    Beginning of period         $15.28        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $11.93        $15.28         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       1,683,181       512,510         N/A(g)         N/A(g)         N/A(g)        N/A(g)



(a)  The Separate Account commenced operations on October 16, 1995.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.


Investment Divisions          December 31,  December 31,   December 31,   December 31,   December 31,   December 31,
                                  2000          1999           1998           1997           1996          1995(a)
---------------------------------------------------------------------------------------------------------------------

JNL/First Trust Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period          $9.67        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $13.32         $9.67         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       1,311,066       418,359         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Financial Sector Division
  Accumulation unit value:
    Beginning of period          $8.91        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $11.18         $8.91         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       1,008,606       280,321         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Energy Sector Division
  Accumulation unit value:
    Beginning of period         $10.20        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $14.61        $10.20         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         357,749        74,681         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period          $9.48        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $10.10         $9.48         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period         426,052       176,274         N/A(g)         N/A(g)         N/A(g)        N/A(g)

JNL/First Trust Communications Sector Division
  Accumulation unit value:
    Beginning of period         $14.99        $10.00         N/A(g)         N/A(g)         N/A(g)        N/A(g)
    End of period               $10.79        $14.99         N/A(g)         N/A(g)         N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period       1,158,100       336,879         N/A(g)         N/A(g)         N/A(g)        N/A(g)



(a)  The Separate Account commenced operations on October 16, 1995.
(g) Each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Division, the JNL/First Trust Financial Sector, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division, and the JNL/First Trust Communications Sectors Division commenced operations on July 2, 1999.

                                       B-1
                                   APPENDIX B

Dow  Jones does not:
o Sponsor, endorse, sell or promote the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Recommend that any person invest in the JNL/First Trust The Dow Target 5 Series, the JNL/First Trust The Dow Target 10 Series or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Have any responsibility or liability for the administration, management or marketing of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series.

o Consider the needs of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or the owners of the JNL/First
     Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------
Dow Jones will not have any liability in connection with the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

o The results to be obtained by the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series, the owners of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or any other person in connection with the use of the DJIA and the data included in the DJIA;

o    The accuracy or completeness of the DJIA and its data;

o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;

o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between First Trust Advisors L.P. (sub-adviser to the JNL Variable Fund LLC) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/First Trust The Dow Target 5 Series or the JNL/First Trust The Dow Target 10 Series or any other third parties.












1  See "Contract Charges"

* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.
* The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I.
* The JNL/Janus Global Equities Series (the "Series") was closed to new contract holders on September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I. * (4% if the owner is age 70 or older at the date of issue)

                       STATEMENT OF ADDITIONAL INFORMATION



                                  JULY 1, 2001




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated July , 2001. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                           Page

General Information and History..............................................2
Services.....................................................................2
Purchase of Securities Being Offered.........................................3
Underwriters.................................................................3
Calculation of Performance...................................................3
Additional Tax Information..................................................10
Net Investment Factor ......................................................21
Financial Statements .......................................................22

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/First Trust The S&P Target 10 Division is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson National is the custodian of the assets of the Separate Account. Jackson National has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

Effective October 15, 1999, KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, assumed responsibility for certain of the audit and reporting functions previously provided by PricewaterhouseCoopers LLP to Jackson National. These changes were put into effect by Jackson National as of the date referenced above. Neither Jackson National nor the Separate Account has received an adverse opinion, nor were there any disagreements with PricewaterhouseCoopers LLP.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.

Calculation of Performance

When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

We show two kinds of standardized performance. One represents a contract without the Earnings Protection Benefit Endorsement, and does not include the cost of that benefit. The other represents a contract with the Earnings Protection Benefit Endorsement, and includes the cost of that benefit. Since we did not offer this benefit before [July 1, 2001], we calculated this performance by taking the actual results of the Divisions during the periods shown and restating those results to reflect the 0.20% charge for this benefit.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for contracts without the Earnings Protection Benefit Endorsement for the periods ended December 31, 2000 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                            Standardized Performance
                 Without Earnings Protection Benefit Endorsement

                                                                                  One Year          Five Year       Since Inception

JNL/Alger Growth Division                                                          -21.93%            17.35%             16.75%
JNL/Alliance Growth Division                                                         N/A               N/A               27.40%
JNL/Eagle Core Equity Division                                                      -8.18%             N/A               15.84%
JNL/Eagle SmallCap Equity Division                                                 -21.52              N/A                7.79%
JNL/Janus Aggressive Growth Division                                               -29.41             24.52%             24.36%
JNL/Janus Balanced Division                                                          N/A               N/A                5.84%
JNL/Janus Capital Growth Division                                                   42.98%            19.54%             20.11%
JNL/Janus Global Equities Division                                                 -26.78%            19.73%            -19.41%
JNL/Putnam Growth Division                                                         -26.28%            15.34%             16.26%
JNL/Putnam International Equity Division                                           -22.28%             6.89%              7.75%
JNL/Putnam Midcap Growth Division                                                    N/A               N/A               -8.92%
JNL/Putnam Value Equity Division                                                    -1.78%            10.63%             11.59%
JNL/S&P Conservative Growth Division I                                             -10.03%             N/A                4.73%
JNL/S&P Moderate Growth Division I                                                 -12.73%             N/A                6.56%
JNL/S&P Aggressive Growth Division I                                               -17.66%             N/A                8.00%
JNL/S&P Very Aggressive Growth Division I                                          -25.34%             N/A                9.29%
JNL/S&P Equity Growth Division I                                                   -22.29%             N/A                7.25%
JNL/S&P Equity Aggressive Growth Division I                                        -23.39%             N/A                7.74%
PPM America/JNL Balanced Division                                                   -0.37%             7.47%              7.99%
PPM America/JNL High Yield Bond Division                                           -14.04%             3.31%              3.49%
Salomon Brothers/JNL Global Bond Division                                           -1.37%             5.36%              6.08%
Salomon Brothers/JNL U.S. Government & Quality                                       2.79%             4.04%              4.38%
 .........Bond Division
T. Rowe Price/JNL Established Growth Division                                       -8.98%            17.80%             18.13%
T. Rowe Price/JNL Mid-Cap Growth Division                                           -1.56%            16.72%             17.13%
T. Rowe Price/JNL Value Division                                                     N/A               N/A                5.84%
JNL/First Trust The DowSM Target 5 Division                                         -8.77%             N.A              -21.12%
JNL/First Trust The DowSM Target 10 Division                                        -3.20%             N/A              -10.96%
JNL/First Trust The S&P(R)Target 10 Division                                        -0.28%             N/A                7.32%
JNL/First Trust Global Target 15 Division                                          -11.13%             N/A              -14.08%
JNL/First Trust Target 25 Division                                                 -12.67%             N/A              -19.80%
JNL/First Trust Target Small-Cap Division                                           13.52%             N/A               26.35%
JNL/First Trust Technology Sector Division                                         -28.97%             N/A                8.63%
JNL/First Trust Pharmaceutical/Healthcare Sector Division                           30.69%             N/A               17.33%
JNL/First Trust Financial Sector Division                                           18.54%             N/A                3.84%
JNL/First Trust Energy Sector Division                                              36.26%             N/A               25.13%
JNL/First Trust Leading Brands Sector Division                                      -0.54%             N/A               -3.38%
JNL/First Trust Communications Sector Division                                     -35.00%             N/A              -27.98%


* The JNL/Alger Growth Division commenced operations on November 16, 1995, the JNL/Alliance Growth Division commenced operations on May 1, 2000, the JNL/Eagle Core Equity Division commenced operations on October 1, 1996, the JNL/Eagle Small Cap Equity Division commenced operations October 1, 1996, the JNL/Janus Aggressive Growth Division commenced operations on November 17, 1995, the JNL/Janus Balanced Division commenced operations on May 1, 2000, the JNL/Janus Capital Growth Division commenced operations on December 11, 1995, JNL/Janus Global Equities Division commenced operations on November 16, 1995, the
JNL/Putnam Growth Division commenced operations on November 22, 1995, the JNL/Putnam International Equity Division commenced operations on November 17, 1995, the JNL/Putnam Midcap Growth Division commenced operations on May 2, 2000, the JNL/Putnam Value Equity Division commenced operations on November 13, 1995, the JNL/S&P Conservative Growth Division I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Division I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Division I commenced operations on
April 1, 1998, the JNL/S&P Equity Growth Division I commenced operations on April 13, 1998, the JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1998, the PPM America/JNL Balanced Division commenced operations on November 16, 1995, the PPM America/JNL High Yield Bond Division commenced operations on December 5, 1995, the Salomon Brothers/JNL Global Bond Division commenced operations on November 20, 1995, the Salomon Brothers/JNL U.S. Government & Quality Bond Division commenced operations on November 13, 1995, the T. Rowe Price/JNL Established Growth Division commenced operations on November 13, 1995, the T. Rowe Price/JNL Mid-Cap Growth Division commenced operations on November 17, 1995, the T.Rowe Price/JNL Value Division commenced operations on May 1, 2000 and each of the JNL/First Trust The DowSM Target 5 Division, the JNL/First Trust The DowSM Target 10 Division, the JNL/First Trust The S&P(R) Target 10 Division, the JNL/First Trust Global Target 15 Division, the JNL/First Trust Target 25 Division, the JNL/First Trust Target Small-Cap Division, the JNL/First Trust Technology Sector Division, the JNL/First Trust Pharmaceutical/Healthcare Sector Division, the JNL/First Trust Financial Sector Division, the JNL/First Trust Energy Sector Division, the JNL/First Trust Leading Brands Sector Division and the JNL/First Trust Communications Sector Division commenced operations on July 2, 1999.


The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for contracts with the Earnings Protection Benefit Endorsement for the periods ended December 31, 2000 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                            Standardized Performance
                  with Earnings Protection Benefit Endorsement

                                                                                  One Year          Five Year       Since Inception*
JNL/Alger Growth Division                                                          -22.13%            17.22%             16.62%
JNL/Alliance Growth Division                                                         N/A               N/A              -27.60%
JNL/Eagle Core Equity Division                                                      -8.38%             N/A               15.69%
JNL/Eagle SmallCap Equity Division                                                 -21.72%             N/A                7.60%
JNL/Janus Aggressive Growth Division                                               -29.61%            24.43%             24.26%
JNL/Janus Balanced Division                                                          N/A               N/A               -9.53%
JNL/Janus Capital Growth Division                                                  -43.18%            19.42%             20.00%
JNL/Janus Global Equities Division                                                 -26.98%            19.61%             20.19%
JNL/Putnam Growth Division                                                         -26.48%            15.20%             16.14%
JNL/Putnam International Equity Division                                           -22.48%             6.71%              7.57%
JNL/Putnam Midcap Growth Division                                                    N/A               N/A               -9.12%
JNL/Putnam Value Equity Division                                                    -1.98%            10.47%             11.45%
JNL/S&P Conservative Growth Division I                                             -10.23%             N/A                4.52%
JNL/S&P Moderate Growth Division I                                                 -12.93%             N/A                6.36%
JNL/S&P Aggressive Growth Division I                                               -17.86%             N/A                7.81%
JNL/S&P Very Aggressive Growth Division I                                          -25.54%             N/A                9.11%
JNL/S&P Equity Growth Division I                                                   -22.49%             N/A                7.06%
JNL/S&P Equity Aggressive Growth Division I                                        -23.59%             N/A                7.55%
PPM America/JNL Balanced Division                                                   -0.57%             7.29%              7.82%
PPM America/JNL High Yield Bond Division                                           -14.24%             3.10%              3.29%
Salomon Brothers/JNL Global Bond Division                                           -1.57%             5.17%              5.89%
Salomon Brothers/JNL U.S. Government & Quality                                       2.59%             3.84%              4.18%
  Bond Division
T. Rowe Price/JNL Established Growth Division                                       -9.18%            17.68%             18.01%
T. Rowe Price/JNL Mid-Cap Growth Division                                           -1.76%            16.59%             17.01%
T. Rowe Price/JNL Value Division                                                     N/A               N/A                5.64%
JNL/First Trust The DowSM Target 5 Division                                         -8.97%             N/A              -21.42%
JNL/First Trust The DowSM Target 10 Division                                        -3.40%             N/A              -11.24%
JNL/First Trust The S&P(R)Target 10 Division                                        -0.48%             N/A                7.06%
JNL/First Trust Global Target 15 Division                                          -11.33%             N/A              -14.37%
JNL/First Trust Target 25 Division                                                 -12.87%             N/A              -20.10%
JNL/First Trust Target Small-Cap Division                                           13.32%             N/A               26.11%
JNL/First Trust Technology Sector Division                                         -29.17%             N/A                8.38%
JNL/First Trust Pharmaceutical/Healthcare Sector Division                           30.49%             N/A               17.08%
JNL/First Trust Financial Sector Division                                           18.34%             N/A                3.58%
JNL/First Trust Energy Sector Division                                              36.06%             N/A               24.90%
JNL/First Trust Leading Brands Sector Division                                      -0.74%             N/A               -3.65%
JNL/First Trust Communications Sector Division                                     -35.20%             N/A                1.00%


* The inception date for each Division is shown in the footnote to the table on pages 4-5 above.


Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.


The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods ending December 31, 2000, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are shown in table below. The first table shows non-standardized returns for contracts without the Earnings Protection Benefit Endorsement. The second table shows non-standardized returns for contracts with the Earnings Protection Benefit Endorsement. More recent returns may be more or less than the stated returns due to market volatility.:


                             Non-Standardized Return
                 Without Earnings Protection Benefit Endorsement

                                                                                                               Since Inception of
                                                                                                                 Corresponding
                                                                         One Year           Five Years               Series


JNL/Alger Growth Division 2                                               -14.64%              17.59%                16.43%
JNL/Alliance Growth Division 4                                            -18.37%               N/A                  11.32%
JNL/Eagle Core Equity Division 3                                           -1.11%               N/A                  16.36%
JNL/Eagle SmallCap Equity Division 3                                      -14.44%               N/A                   9.09%
JNL/Janus Aggressive Growth Division 1                                    -22.04%              24.72%                26.26%
JNL/Janus Balanced Division 6                                               N/A                 N/A                  -2.31%
JNL/Janus Capital Growth Division 1                                       -35.64%              19.76%                23.38%
JNL/Janus Global Equities Division 1                                      -19.14%              19.96%                22.85%
JNL/Putnam Growth Division 1                                              -18.98%              15.59%                16.52%
JNL/Putnam International Equity Division 1                                -15.18%               7.21%                 8.06%
JNL/Putnam Midcap Growth Division 6                                         N/A                 N/A                  -1.91%
JNL/Putnam Value Equity Division 1                                          5.48%              10.93%                11.89%
JNL/S&P Conservative Growth Division I 4                                   -2.99%               N/A                   6.41%
JNL/S&P Moderate Growth Division I 4                                       -5.67%               N/A                   8.21%
JNL/S&P Aggressive Growth Division I 4                                    -10.63%               N/A                   9.61%
JNL/S&P Very Aggressive Growth Division I 4                               -18.31%               N/A                  10.86%
JNL/S&P Equity Growth Division I 4                                        -15.25%               N/A                   8.89%
JNL/S&P Equity Aggressive Growth Division I 4                             -16.38%               N/A                   9.37%
PPM America/JNL Balanced Division 1                                         6.75%               7.79%                 8.30%
PPM America/JNL High Yield Bond Division 1                                 -6.93%               3.68%                 4.22%
Salomon Brothers/JNL Global Bond Division 1                                 5.69%               5.70%                 6.18%
Salomon Brothers/JNL U.S. Government & Quality                              9.86%               4.39%                 4.98%
  Bond Division 1
T. Rowe Price/JNL Established Growth Division 1                            -1.71%              18.03%                19.77%
T. Rowe Price/JNL Mid-Cap Growth Division 1                                 5.68%              16.96%                20.11%
T. Rowe Price/JNL Value Division 6                                          N/A                  N/A                 12.85%
JNL/First Trust The DowSM Target 5 Division 5                               1.76%                N/A                -16.74%
JNL/First Trust The DowSM Target 10 Division 5                              3.82%                N/A                 -6.79%
JNL/First Trust The S&P(R)Target 10 Division 5                              6.73%                N/A                 11.19%
JNL/First Trust Global Target 15 Division 5                                -4.13%                N/A                 -9.86%
JNL/First Trust Target 25 Division 5                                       -5.66%                N/A                -15.45%
JNL/First Trust Target Small-Cap Division 5                                20.52%                N/A                 30.00%
JNL/First Trust Technology Sector Division 5                              -21.95%                N/A                 12.48%
JNL/First Trust Pharmaceutical/Healthcare Sector Division 5                37.70%                N/A                 21.07%
JNL/First Trust Financial Sector Division 5                                25.55%                N/A                  7.75%
JNL/First Trust Energy Sector Division 5                                   43.27%                N/A                 28.79%
JNL/First Trust Leading Brands Sector Division 5                            6.47%                N/A                  0.64%
JNL/First Trust Communications Sector Division 5                          -27.98%                N/A                  5.22%


1    Corresponding series commenced operations on May 15, 1995.
2    Corresponding series commenced operations on October 16, 1995.
3    Corresponding series commenced operations on September 16, 1996.
4    Corresponding series commenced operations on March 2, 1998.
5    Corresponding series commenced operations on July 2, 1999.
6 Corresponding series commenced operations on May 1, 2000. Performance figures are not annualized.
7 Corresponding series commenced operations on November 17, 1995. Performance figures are not annualized.



Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Division was the PPM America/JNL Value Equity Division and the corresponding series was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the JNL/Putnam International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the series for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified 30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

 a = net investment income earned during the period by the series attributable to shares owned by the investment division.
 b  =  expenses for the investment division accrued for the period (net of reimbursements).
 c  =  the average daily number of accumulation units outstanding during the period.
 d = the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

The yield for the 30-day period ended December 31, 2000 for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Division                              1.72%
PPM America/JNL High Yield Bond Division                       7.29%
Salomon Brothers/JNL Global Bond Division                      4.50%
Salomon Brothers/JNL U.S. Government & Quality Bond Division   5.99%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 2000 were 4.55% and 4.65%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual funds underlying variable contracts. These Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue was Revenue Procedure 99-44 which announced that, notwithstanding the terms of Revenue Ruling 81-225, the IRS would not seek to apply the principles of that Ruling to non-qualified contracts.

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Death Benefits

Any death benefits paid under the Contact are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The  contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an individual retirement annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Tax-Qualified Plans

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are generally descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

          Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

          Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. These IRA and annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

          Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA annuities contributions, including Roth IRA annuities and non-Roth IRA annuities.

          Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuities. The 10% penalty tax and the regular IRA annuities exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

          Amounts may be rolled over from one Roth IRA annuities to another Roth IRA annuities. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuities to Roth IRA annuities, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuities being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from Roth IRA annuities to another Roth IRA annuities.

         (d) Pension and Profit-Sharing Plans

          Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

          Under Code provisions, employees and independent contracts performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provided for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

          All of the assets and income of an eligible deferred compensation plan established by governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

          In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participation employee:

          o    attains age 701/2,
          o    separates from service,
          o dies, or o suffers an unforeseeable financial emergency as defined in the Code.

          Under present  federal tax law,  amounts  accumulated  in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a series share held in the investment division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

     (b) is the net asset value of the series share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.




80598.2

                      [This page intentionally left blank]

                      Jackson National Separate Account - I





                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]














                              Financial Statements



                                December 31, 2000

                          INDEPENDENT AUDITORS' REPORT



To Jackson National Life Insurance Company and
      Contract Owners of Jackson National Separate Account - I


We have audited the accompanying statement of assets and liabilities of each of the thirty-eight portfolios comprising Jackson National Separate Account - I, including the schedule of investments as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2000 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the thirty-eight portfolios comprising Jackson National Separate Account - I as of December 31, 2000 and the results of its operations and changes in net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 2, 2001

                 See accompanying notes to financial statements.

                                        2

                                        3
                      Jackson National Separate Account - I

                       Statement of Assets and Liabilities
                                December 31, 2000

                                                                           Portfolios
                              -----------------------------------------------------------------------------------------------------

                                                             JNL/Eagle     JNL/Eagle      JNL/Janus                    JNL/Janus
                                JNL/Alger    JNL/Alliance      Core        SmallCap      Aggressive     JNL/Janus       Capital
                                 Growth         Growth        Equity        Equity         Growth       Balanced        Growth
                              -------------- ------------- ------------- -------------- ------------- -------------- --------------

Assets:

   Investments in JNL Series
     Trust and JNL Variable
     Fund LLC, at market
     value (See Schedule
     of Investments)           $360,827,138   $ 17,782,263  $ 86,430,053  $ 67,663,605   $541,956,902  $ 23,963,805   $444,915,867
   Due from Jackson
    National Life
    Insurance Company               85,279        166,254        18,639        35,687        152,308        53,434        213,691
   Receivable for investments
    sold                           224,278          8,863        23,776        13,874        394,547         1,133        370,813
                              -------------- ------------- ------------- -------------- ------------- -------------- --------------
     Total Assets              361,136,695     17,957,380    86,472,468    67,713,166    542,503,757    24,018,372    445,500,371


Liabilities:

   Payable for investments
     purchased                      85,279        166,254        18,639        35,687        152,308        53,434        213,691
   Due to Jackson National
    Life Insurance Company         224,278          8,863        23,776        13,874        394,547         1,133        370,813
                              -------------- ------------- ------------- -------------- ------------- -------------- --------------
     Total Liabilities             309,557        175,117        42,415        49,561        546,855        54,567        584,504
                              -------------- ------------- ------------- -------------- ------------- -------------- --------------

Net Assets                    $360,827,138   $ 17,782,263  $ 86,430,053  $ 67,663,605   $541,956,902  $ 23,963,805   $444,915,867
                              ============== ============= ============= ============== ============= ============== ==============

Total Net Assets
  Represented by:
   Number of units outstanding  16,136,216      2,233,453     4,549,021     4,810,070     17,580,395     2,453,090     17,431,473
                              ============== ============= ============= ============== ============= ============== ==============

   Unit value (net assets
    divided by
    units outstanding)        $      22.36   $       7.96  $      19.00  $      14.07   $      30.83  $       9.77   $      25.52
                              ============== ============= ============= ============== ============= ============== ==============


                See accompanying notes to financial statements.



                                 ---------------------------------------------------------------------------------------

                                   JNL/Janus                   JNL/Putnam     JNL/Putnam    JNL/Putnam        PPM
                                    Global       JNL/Putnam   International     Midcap         Value      America/JNL
                                   Equities        Growth        Equity         Growth        Equity       Balanced
                                 -------------- ------------- -------------- ------------- ------------- --------------
Assets:

   Investments in JNL Series
     Trust and JNL Variable
     Fund LLC, at market
     value (See Schedule
     of Investments)             $527,596,770   $366,466,960  $109,364,591   $ 18,054,736  $327,052,198  $150,992,068
   Due from Jackson
    National Life
    Insurance Company                  58,110        332,289        14,036         78,668        76,988        66,656
   Receivable for investments
    sold                            1,741,510         57,360       188,740          9,839        26,194         9,402
                                 -------------- ------------- -------------- ------------- ------------- --------------
     Total Assets                 529,396,390    366,856,609   109,567,367     18,143,243   327,155,380   151,068,126


Liabilities:

   Payable for investments
     purchased                         58,110        332,289        14,036         78,668        76,988        66,656
   Due to Jackson National
    Life Insurance Company          1,741,510         57,360       188,740          9,839        26,194         9,402
                                 -------------- ------------- -------------- ------------- ------------- --------------
     Total Liabilities
                                    1,799,620        389,649       202,776         88,507       103,182        76,058
                                 -------------- ------------- -------------- ------------- ------------- --------------
Net Assets                       $527,596,770   $366,466,960  $109,364,591   $ 18,054,736  $327,052,198  $150,992,068
                                 ============== ============= ============== ============= ============= ==============

Total Net Assets
  Represented by:
   Number of units outstanding     20,248,887     16,776,830     7,353,097      1,840,603    18,374,087    10,032,286
                                 ============== ============= ============== ============= ============= ==============

   Unit value (net assets
    divided by
    units outstanding)           $      26.06   $     21.84   $     14.87    $       9.81  $      17.80  $      15.05
                                 ============== ============= ============== ============= ============= ==============

                                 ------------------------------------------
                                      PPM            PPM
                                  America/JNL    America/JNL     Salomon
                                  High Yield        Money      Brothers/JNL
                                     Bond          Market      Global Bond
                                 ------------- -------------- -------------

Assets:

   Investments in JNL Series
     Trust and JNL Variable
     Fund LLC, at market
     value (See Schedule         $110,480,018  $102,033,473   $ 56,541,523
     of Investments)
   Due from Jackson
    National Life                       2,152        27,119        158,929
    Insurance Company
   Receivable for investments          46,547       353,714          5,276
    sold                         ------------- -------------- -------------
                                  110,528,717   102,414,306     56,705,728
     Total Assets


Liabilities:

   Payable for investments              2,152        27,119        158,929
     purchased
   Due to Jackson National             46,547       353,714          5,276
    Life Insurance Company       ------------- -------------- -------------

     Total Liabilities                 48,699       380,833        164,205
                                 ------------- -------------- -------------
                                 $110,480,018  $102,033,473   $ 56,541,523
Net Assets                       ============= ============== =============


Total Net Assets
  Represented by:                   9,117,909     8,517,299      4,116,938
   Number of units outstanding   ============= ============== =============


   Unit value (net assets
    divided by                   $      12.12  $      11.98   $      13.73
    units outstanding)           ============= ============== =============

                 See accompanying notes to financial statements.

                                        4
                      Jackson National Separate Account - I

                 Statement of Assets and Liabilities (continued)
                                December 31, 2000


                                                                         Portfolios
                            -----------------------------------------------------------------------------------------------------
                              Salomon
                            Brothers/JNL     T. Rowe       T. Rowe
                                U.S.         Price/JNL     Price/JNL       T. Rowe       JNL/S&P       JNL/S&P        JNL/S&P
                            Government &    Established     Mid-Cap       Price/JNL   Conservative     Moderate     Aggressive
                            Quality Bond      Growth         Growth         Value       Growth I       Growth I      Growth I
                            -------------- -------------- ------------- ------------- -------------- ------------- --------------
Assets:

   Investments in JNL
   Series Trust and JNL
   Variable Fund LLC,
   at market value
     (See Schedule          $104,633,134   $396,691,054   $343,271,181  $ 15,566,879  $136,839,281   $217,898,906  $ 90,763,857
   of Investments)
   Due from Jackson
   National Life                 331,899        181,331         99,981       382,601       359,070        288,150        33,900
   Insurance Company
   Receivable for
   investments sold               18,849         51,504        235,236         7,583         8,682          9,707         8,338
                            -------------- -------------- ------------- ------------- -------------- ------------- --------------
     Total Assets            104,983,882    396,923,889    343,606,398    15,957,063   137,207,033    218,196,763    90,806,095


Liabilities:

   Payable for investments       331,899        181,331         99,981       382,601       359,070        288,150        33,900
   purchased
   Due to Jackson National
    Life Insurance Company        18,849         51,504        235,236         7,583         8,682          9,707         8,338
                            -------------- -------------- ------------- ------------- -------------- ------------- --------------
     Total Liabilities           350,748        232,835        335,217       390,184       367,752        297,857        42,238
                            -------------- -------------- ------------- ------------- -------------- ------------- --------------


Net Assets                  $104,633,134   $396,691,054   $343,271,181  $ 15,566,879  $136,839,281   $217,898,906  $ 90,763,857
                            ============== ============== ============= ============= ============== ============= ==============

Total Net Assets
Represented by:
   Number of units
   outstanding                 8,258,157     16,685,946     15,106,446     1,379,388    11,548,615     17,565,944     7,064,128
                            ============== ============== ============= ============= ============== ============= ==============
   Unit value (net assets
   divided by
   units outstanding)       $    12.67     $      23.77   $       22.72 $      11.29  $      11.85   $      12.40  $      12.85
                            ============== ============== ============= ============= ============== ============= ==============




                                --------------------------------------------------------------------------------------
                                 JNL/S&P                      JNL/S&P      JNL/First      JNL/First     JNL/First
                                  Very          JNL/S&P       Equity         Trust          Trust         Trust
                                Aggressive       Equity      Aggressive      The Dow        The Dow       The S&P
                                 Growth I       Growth I      Growth I       Target 5      Target 10     Target 10
                                -------------- ------------ -------------- ------------- ------------- --------------
Assets:

   Investments in JNL
   Series Trust and JNL
   Variable Fund LLC,
   at market value
     (See Schedule
   of Investments)             $  56,823,449   $131,645,048 $  39,093,694  $   5,040,476 $  21,063,075 $  18,966,662
   Due from Jackson
   National Life
   Insurance Company                  30,157         47,788           484              -        17,297             -
   Receivable for                      2,241          6,184         9,331         28,514         5,317       147,940
   investments sold             -------------- ------------ -------------- ------------- ------------- --------------
                                  56,855,847    131,699,020    39,103,509      5,068,990    21,085,689    19,114,602
     Total Assets


Liabilities:

   Payable for investments
   purchased                          30,157         47,788           484              -        17,297             -
   Due to Jackson National
    Life Insurance Company             2,241          6,184         9,331         28,514         5,317       147,940
                                -------------- ------------ -------------- ------------- ------------- --------------
     Total Liabilities                32,398         53,972         9,815         28,514        22,614       147,940
                                -------------- ------------ -------------- ------------- ------------- --------------

Net Assets                      $ 56,823,449   $131,645,048 $  39,093,694   $  5,040,476  $ 21,063,075 $  18,966,662

Total Net Assets
Represented by:
   Number of units                 4,279,446     10,443,838     3,066,578        663,267     2,340,312     1,617,989
   outstanding                 ==============  ============ =============== ============= ============ ===============
   Unit value (net assets
   divided by
   units outstanding)           $      13.28   $      12.61 $       12.75   $       7.60  $      9.00  $       11.72
                               ==============  ============ =============== ============= ============ ===============




                             -----------------------------------------

                              JNL/First     JNL/First     JNL/First
                             Trust Global      Trust      Trust Target
                              Target 15      Target 25     Small-Cap
                             ------------- ------------- -------------
Assets:

   Investments in JNL
   Series Trust and JNL
   Variable Fund LLC,
   at market value
     (See Schedule
   of Investments)           $   5,038,680 $   3,569,048 $  7,728,252
   Due from Jackson
   National Life
   Insurance Company                     -             -          200
   Receivable for
   investments sold                 93,345        84,795      126,370
                             ------------- ------------- -------------
     Total Assets                5,132,025     3,653,843    7,854,822


Liabilities:

   Payable for investments
   purchased                             -             -           200
   Due to Jackson National
    Life Insurance Company          93,345        84,795       126,370
                             ------------- ------------- -------------
     Total Liabilities              93,345        84,795       126,570
                             ------------- ------------- -------------

Net Assets                    $  5,038,680  $  3,569,048  $   7,728,252

Total Net Assets
Represented by:
   Number of units                 588,686       458,998        521,580
   outstanding                ============= ============== =============
   Unit value (net assets
   divided by
   units outstanding)         $       8.56  $       7.78  $       14.82
                              ============= ============= =============


                See accompanying notes to financial statements.
                                       5



                      Jackson National Separate Account - I

                 Statement of Assets and Liabilities (continued)
                                December 31, 2000


                                                                         Portfolios
                                  -----------------------------------------------------------------------------------------
                                                     JNL/First
                                   JNL/First           Trust          JNL/First  JNL/First      JNL/First       JNL/First
                                     Trust        Pharmaceutical/       Trust      Trust      Trust Leading      Trust
                                   Technology       Healthcare        Financial    Energy         Brands      Communications
                                     Sector           Sector            Sector     Sector         Sector         Sector
                                  ------------- ---------------- ------------- -------------- -------------- ---------------
Assets:

   Investments in JNL Series
   Trust
    and JNL Variable Fund LLC,
    at market value
     (See Schedule of
     Investments)                 $ 20,077,023  $   17,461,634   $ 11,279,997  $  5,227,191  $  4,301,721   $   12,498,234
   Due from Jackson National
   Life
    Insurance Company                   43,099         128,751        579,172        98,064           164              578
   Receivable for investments
   sold                                  1,861             885            638           196       344,815            4,427
                                  ------------- ---------------- ------------- -------------- -------------- --------------
     Total Assets                   20,121,983      17,591,270     11,859,807     5,325,451     4,646,700       12,503,239


Liabilities:

   Payable for investments
   purchased                            43,099         128,751        579,172        98,064           164              578
   Due to Jackson National Life
    Insurance Company                    1,861             885            638           196       344,815            4,427
                                  ------------- ---------------- ------------- -------------- -------------- --------------
     Total Liabilities                  44,960         129,636        579,810        98,260       344,979            5,005
                                  ------------- ---------------- ------------- -------------- -------------- --------------


Net Assets                         $ 20,077,023  $   17,461,634   $ 11,279,997  $  5,227,191  $ 4,301,721   $   12,498,234
                                  ============= ================ ============= ============== ============= ==============

Total Net Assets Represented by:
   Number of units outstanding       1,683,181       1,311,066      1,008,606       357,749       426,052        1,158,100
                                  ============= ================ ============= ============== ============= ==============
   Unit value (net assets
   divided by
    units outstanding)            $       1.93  $       $13.32   $      11.18  $      14.61   $     10.10   $       10.79
                                  ============= ================ ============= ============== ============= ==============


                See accompanying notes to financial statements.
                                       6

                     Jackson National Separate Account - I

                             Statement of Operations
                          Year ended December 31, 2000


                                                                         Portfolios
                             ---------------------------------------------------------------------------------------------------
                                                           JNL/Eagle     JNL/Eagle      JNL/Janus                    JNL/Janus
                              JNL/Alger    JNL/Alliance      Core         SmallCap     Aggressive     JNL/Janus       Capital
                                Growth        Growth*       Equity         Equity        Growth       Balanced*       Growth
                             ------------ -------------- ------------- ------------- -------------- ------------- --------------
Net realized gain
   (loss) from sales
    of investments:

   Proceeds from sales       $ 88,982,173  $  1,011,188  $ 15,314,120   $ 19,330,132  $143,117,535   $  4,677,201  $161,259,648
   Cost of investments
   sold                        66,029,161     1,106,017    12,503,394     17,478,851    98,532,403      4,734,789   119,617,085
                             ------------ -------------- ------------- ------------- -------------- ------------- --------------
   Net realized gain
   (loss)from sales
    of investments             22,953,012       (94,829)    2,810,726      1,851,281    44,585,132        (57,588)   41,642,563

Change in net unrealized
   gain (loss) on
   investments:

   Unrealized gain
   beginning of year          109,223,729             -    12,725,469      8,385,650   242,173,790              -   236,103,075
   Unrealized gain
   (loss) end of year          28,221,140    (3,083,832)    9,563,888     (3,859,999)   46,234,297       (307,911)  (49,717,321)
                              ------------ -------------- ------------- ------------- -------------- ------------- --------------
   Change in net unrealized
    losson investments        (81,002,589)   (3,083,832)   (3,161,581)   (12,245,649) (195,939,493)      (307,911) (285,820,396)
                              ------------ -------------- ------------- ------------- -------------- ------------- --------------



Net loss on investments       (58,049,577)   (3,178,661)     (350,855)   (10,394,368) (151,354,361)      (365,499) (244,177,833)


Expenses:

   Administrative charge          577,967        10,464       109,090         98,752       936,219         12,396       874,045
   Mortality and expense
    risk charge                 4,816,389        87,197       909,080        822,932     7,801,822        103,301     7,283,707
                              ----------- -------------- ------------- ------------- -------------- ------------- --------------

   Total expenses               5,394,356        97,661     1,018,170        921,684     8,738,041        115,697     8,157,752
                              ----------- -------------- ------------- ------------- -------------- ------------- --------------

Decrease in net assets
   resulting from operations $(63,443,933) $ (3,276,322) $ (1,369,025)  $(11,316,052) $(160,092,402) $   (481,196) $(252,335,585)
                             ============  ============= ============== ============= ============== ============= ==============


-------------------------------------
* Period from May 1, 2000 (commencement of operations).


                See accompanying notes to financial statements.
                                       7

                      Jackson National Separate Account - I

                          Year ended December 31, 2000


                                                                                 Portfolios
                           ----------------------------------------------------------------------------------------------------
                             JNL/Janus                   JNL/Putnam     JNL/Putnam                      PPM        America/JNL
                              Global       JNL/Putnam   International     Midcap       JNL/Putnam    America/JNL    High Yield
                             Equities        Growth        Equity        Growth*      Value Equity    Balanced         Bond
                           ------------- -------------- ------------- -------------- -------------- ------------- --------------

Net realized gain
   (loss) from sales
   of investments:

   Proceeds from sales      $123,876,756 $   86,901,944 $  30,622,145 $    1,841,600 $  92,660,627  $ 41,854,925  $  39,820,900
   Cost of investments
   sold                       85,780,969     68,827,786    26,051,831      1,907,559    90,209,581    39,866,779     38,896,965
                           ------------- -------------- ------------- -------------- -------------- ------------- --------------
   Net realized gain
   (loss) from sales
    of investments           38,095,787     18,074,158     4,570,314        (65,959)    2,451,046     1,988,146        923,935


Change in net unrealized
 gain (loss) on
   investments:

   Unrealized gain
    beginning of year       226,263,009    112,672,910    26,552,259              -    11,400,330     9,179,603      5,389,211
   Unrealized gain
   (loss) end of year        61,131,094     16,852,263     6,559,796       (378,915)   30,650,121    18,754,404     (2,290,194)
                           ------------- -------------- ------------- -------------- -------------- ------------- --------------
   Change in net
   unrealized gain (loss)
    on investments          (165,131,915)   (95,820,647)  (19,992,463)      (378,915)   19,249,791     9,574,801     (7,679,405)
                            ------------- -------------- ------------- -------------- -------------- ------------- --------------


Net gain (loss) on
    investments             (127,036,128)   (77,746,489)  (15,422,149)      (444,874)   21,700,837    11,562,947     (6,755,470)


Expenses:

   Administrative charge         904,417        600,542       153,671          6,635       439,297       208,593        176,917
   Mortality and expense
    risk charge                7,536,807      5,004,517     1,280,592         55,288     3,660,811     1,738,272      1,474,311
                            ------------- -------------- ------------- -------------- -------------- ------------- --------------

   Total expenses              8,441,224      5,605,059     1,434,263         61,923     4,100,108     1,946,865      1,651,228
                            ------------- -------------- ------------- -------------- -------------- ------------- --------------

Increase (decrease)
   in net assets
   resulting from
   operations               $(135,477,352) $(83,351,548) $(16,856,412)  $   (506,797) $ 17,600,729  $  9,616,082   $ (8,406,698)
                            ============== ============= ============== ============= ============= ============== =============

-------------------------------------
* Period from May 1, 2000 (commencement of operations).




                 See accompanying notes to financial statements.
                                       8




                         --------------------------------------------------------------------------------------
                                                        Salomon
                                                      Brothers/JNL
                                                          U.S.         T. Rowe        T. Rowe
                              PPM          Salomon     Government     Price/JNL      Price/JNL      T. Rowe
                          America/JNL    Brothers/JNL  & Quality     Established      Mid-Cap      Price/JNL
                         Money Market    Global Bond      Bond         Growth         Growth         Value*
                         -------------- ------------- -------------- ------------- ------------- --------------
Net realized gain
   (loss) from sales
   of investments:

   Proceeds from sales   $293,994,278   $ 15,884,562  $ 36,032,507   $ 76,918,538  $ 66,867,654  $  1,678,837
   Cost of investments
   sold                   288,068,426     14,831,177    34,620,256     56,531,180    48,065,870     1,645,111
                         -------------- ------------- -------------- ------------- ------------- --------------
   Net realized gain
   (loss) from sales
    of investments          5,925,852      1,053,385     1,412,251     20,387,358    18,801,784        33,726


Change in net unrealized
 gain (loss) on
   investments:

   Unrealized gain
    beginning of year       2,681,676      2,818,188     1,131,586    100,306,409    78,830,004             -
   Unrealized gain
   (loss) end of year       2,900,756      5,539,679    10,016,508     75,224,884    78,900,402     1,148,529
   Change in net         -------------- ------------- -------------- ------------- ------------- --------------
   unrealized gain (loss)
    on investments            219,080      2,721,491     8,884,922    (25,081,525)       70,398     1,148,529
                         -------------- ------------- -------------- ------------- ------------- --------------


Net gain (loss) on
    investments             6,144,932      3,774,876    10,297,173     (4,694,167)   18,872,182     1,182,255




Expenses:

   Administrative charge      162,260         80,186       139,726        579,275       442,937         6,458
   Mortality and expense
    risk charge             1,352,170        668,220     1,164,386      4,827,292     3,691,143        53,814
                         -------------- ------------- -------------- ------------- ------------- --------------
   Total expenses           1,514,430        748,406     1,304,112      5,406,567     4,134,080        60,272
                         -------------- ------------- -------------- ------------- ------------- --------------

Increase (decrease)
   in net assets
   resulting from
   operations            $  4,630,502   $  3,026,470  $  8,993,061   $(10,100,734) $ 14,738,102  $  1,121,983
                         ============== ============= ============== ============= ============= ==============




                         -------------------------------------------



Net realized gain           JNL/S&P       JNL/S&P       JNL/S&P
   (loss) from sales     Conservative    Moderate      Aggressive
   of investments:          Growth I      Growth I       Growth I
                          ------------- -------------- -------------
   Proceeds from sales
   Cost of investments
   sold

   Net realized gain      $ 26,105,943  $ 28,356,835   $  9,693,819
   (loss) from sales
    of investments          24,312,186    25,975,727      8,948,239
                          ------------- -------------- -------------

Change in net unrealized
 gain (loss) on              1,793,757     2,381,108        745,580
   investments:

   Unrealized gain
    beginning of year
   Unrealized gain
   (loss) end of year
   Change in net
   unrealized gain (loss)    8,702,536    16,707,721      7,514,042
    on investments
                             3,561,081     2,893,624     (2,632,545)
                          ------------- -------------- -------------

Net gain (loss) on          (5,141,455)  (13,814,097)   (10,146,587)
    investments           ------------- -------------- -------------



                            (3,347,698)  (11,432,989)    (9,401,007)
Expenses:

   Administrative charge
   Mortality and expense
    risk charge

   Total expenses              157,113       255,416        103,705

                             1,309,276     2,128,464        864,209
Increase (decrease)       ------------- -------------- -------------
   in net assets             1,466,389     2,383,880        967,914
   resulting from         ------------- -------------- -------------
   operations


                          $             $              $
                          $ (4,814,087) $(13,816,869)  $(10,368,921)
                          ============= ============== =============



                See accompanying notes to financial statements.
                                       9

                      Jackson National Separate Account - I

                       Statement of Operations (continued)
                          Year ended December 31, 2000


                                                                   Portfolios
                            ----------------------------------------------------------------------------------------------------
                                                            JNL/S&P     JNL/First      JNL/First      JNL/First
                             JNL/S&P Very     JNL/S&P       Equity        Trust          Trust          Trust       JNL/First
                              Aggressive      Equity       Aggressive    The Dow        The Dow        The S&P     Trust Global
                              Growth I       Growth I      Growth I      Target 5      Target 10      Target 10     Target 15
                            ------------- -------------- ------------- -------------  ------------- -------------  -------------
Net realized gain
 (loss) from sales
 of investments:

   Proceeds from
    sales                    $  6,561,197  $  11,635,547  $  4,816,171  $  1,317,070   $  5,730,978  $  3,887,019   $  4,372,996
   Cost of
    investments sold            6,316,509     10,717,715     4,431,267     1,545,367      6,010,418     3,597,682      4,553,450
                            ------------- -------------- ------------- -------------  ------------- -------------  -------------
Net realized gain (loss)
  of investments                  244,688        917,832       384,904      (228,297)      (279,440)      289,337       (180,454)


Change in net unrealized
 gain (loss) on
 investments:

   Unrealized gain (loss)
   beginning of year            4,375,177     12,389,968     4,216,960      (356,596)      (371,340)      888,338          5,593
   Unrealized gain (loss)
     end of year               (7,188,708)    (9,636,772)   (3,135,211)      (89,409)     1,473,376     2,239,818        446,271
                             ------------- -------------- ------------- -------------  ------------- -------------  -------------

   Change in net
   unrealized gain (loss)
    on investments            (11,563,885)   (22,026,740)   (7,352,171)      267,187      1,844,716     1,351,480        440,678
                              ------------- -------------- ------------- -------------  ------------- -------------  -------------


Net gain (loss) on
  investments                 (11,319,197)   (21,108,908)   (6,967,267)       38,890      1,565,276     1,640,817        260,224


Expenses:

   Administrative charge           66,208        154,051        46,150         6,523         21,029        23,402          5,652
   Mortality and expense
     risk charge                  551,730      1,283,762       384,579        54,358        175,239       195,019         47,099
                              ------------- -------------- ------------- -------------  ------------- -------------  -------------

   Total expenses                 617,938      1,437,813       430,729        60,881        196,268       218,421         52,751
                              ------------- -------------- ------------- -------------  ------------- -------------  -------------

Increase (decrease) in
  net assets
  resulting from operations  $(11,937,135)  $(22,546,721) $ (7,397,996) $    (21,991)   $ 1,369,008   $ 1,422,396   $    207,473
                             ============== ============= ============= =============   ============  ============  ============

                See accompanying notes to financial statements.
                                       10




                            ---------------------------------------------------------------------------------------
                                            JNL/First     JNL/First      JNL/First       JNL/First     JNL/First
                              JNL/First        Trust         Trust          Trust           Trust         Trust
                                Trust         Target      Technology    Pharmaceutical/   Financial       Energy
                              Target 25      Small-Cap      Sector        Healthcare       Sector         Sector
                                                                           Sector
                            --------------- ---------------------------- --------------- --------------------------
Net realized gain
 (loss) from sales
 of investments:

   Proceeds from
    sales                  $  1,049,789   $  3,288,829   $ 5,182,968    $  3,321,831   $ 2,247,833   $ 1,694,427
   Cost of
    invesments                1,132,874      2,929,525     4,607,540       2,895,834     2,030,276     1,500,218
Net realized gain (loss)   -------------- -------------- -------------  -------------- ------------- --------------
  of investments                (83,085)       359,304       575,428         425,997       217,557       194,209

Change in net unrealized
 gain (loss) on
 investments:

   Unrealized gain (loss)      (108,245)       365,226     1,442,556          52,228       (49,516)       23,571
   beginning of year
   Unrealized gain (loss)       (21,347)     1,025,730    (6,228,962)      3,027,911     1,478,759       740,380
     end of year           -------------- -------------- -------------  -------------- ------------- --------------


   Change in net
   unrealized gain (loss)
    on investments               86,898        660,504    (7,671,518)      2,975,683     1,528,275       716,809
                           -------------- -------------- -------------  -------------- ------------- --------------


Net gain (loss) on
  investments                     3,813      1,019,808    (7,096,090)      3,401,680     1,745,832       911,018


Expenses:

   Administrative charge          4,274          8,372        29,482          16,286         9,288         3,716
   Mortality and expense
     risk charge                 35,619         69,765       245,685         135,718        77,397        30,970
                           -------------- -------------- -------------  -------------- ------------- --------------

   Total expenses                39,893         78,137       275,167         152,004        86,685        34,686
                           -------------- -------------- -------------  -------------- ------------- --------------

Increase (decrease) in
  net assets
  resulting from
  operations               $    (36,080)  $    941,671  $ (7,371,257)  $   3,249,676   $ 1,659,147   $   876,332
                           ============== ============= ============== =============== ============= =============









                          ---------------------------------
                              JNL/First       JNL/First
                                 Trust           Trust
                                Leading     Communications
                             Brands Sector      Sector

                          ------------------ --------------
Net realized gain
 (loss) from sales
 of investments:

   Proceeds from
    sales                  $    908,123      $  3,935,435
   Cost of
    invesments                  888,117         3,800,100
Net realized gain (loss)   ---------------   --------------
  of investments                 20,006           135,335

Change in net unrealized
 gain (loss) on
 investments:

   Unrealized gain (loss)
   beginning of year             (16,753)        1,148,944
   Unrealized gain (loss)
     end of year                 378,689        (4,004,110)
                           ---------------   --------------

   Change in net
   unrealized gain (loss)
    on investments              395,442        (5,153,054)
                           ---------------   --------------


Net gain (loss) on
  investments                   415,448        (5,017,719)


Expenses:

   Administrative charge          4,472            17,893
   Mortality and expense
     risk charge                 37,263           149,110
                           ---------------   --------------

   Total expenses                41,735           167,003
                           ---------------   --------------

Increase (decrease) in
  net assets
  resulting from
  operations                $   373,713    $   (5,184,722)
                           =============== ================



                See accompanying notes to financial statements.
                                       11

                      Jackson National Separate Account - I

                       Statements of Changes in Net Assets



                                                                          Portfolios
                            ----------------------------------------------------------------------------------------------------
                                     JNL/Alger            JNL/Alliance           JNL/Eagle                   JNL/Eagle
                                      Growth                Growth             Core Equity               SmallCap Equity
                            ---------------------------- -------------- ----------------------------- --------------------------

                                    Period from
                                     Year ended              May 1,              Year ended                  Year ended
                                    December 31,            2000* to             December 31,                December 31,
                                                          December 31,
                             ----------------------------                --------------------------------------------------------
                                 2000          1999           2000          2000           1999          2000  $        1999
                             -------------- ------------- -------------- ------------- -------------- -------------- ------------

Operations:

   Net realized gain
   (loss) from sales
    of investments           $ 22,953,012   $ 14,504,428  $    (94,829)  $  2,810,726  $  1,341,928  $  1,851,281   $  1,276,803

   Change in net
   unrealized gain(loss)
    on investments            (81,002,589)    57,386,082    (3,083,832)    (3,161,581)    8,588,371   (12,245,649)     6,888,343
   Administrative charge         (577,967)      (345,974)      (10,464)      (109,090)      (64,397)      (98,752)       (58,541)
   Mortality and expense
    risk charge                (4,816,389)    (2,883,119)      (87,197)      (909,080)     (536,640)     (822,932)      (487,841)
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------

Increase (decrease)
 in net assets resulting
   from operations            (63,443,933)    68,661,417    (3,276,322)    (1,369,025)    9,329,262   (11,316,052)     7,618,764


Net deposits into
   Separate Account
   (Note 6)                    88,975,598    113,648,719    21,058,585     27,193,473    22,426,626    27,138,716     12,423,131
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------

   Increase (decrease)
   in net assets               25,531,665    182,310,136    17,782,263     25,824,448    31,755,888    15,822,664     20,041,895


Net Assets:

   Beginning of period        335,295,473    152,985,337             -     60,605,605    28,849,717    51,840,941     31,799,046
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------

   End of period             $360,827,138   $335,295,473  $ 17,782,263   $ 86,430,053  $ 60,605,605  $ 67,663,605   $ 51,840,941
                             ============== ============= ============== ============= ============= ============== =============


-------------------------------------
* Commencement of operations.


                See accompanying notes to financial statements.
                                       12



                             ----------------------------------------------------------------------------------------------------
                                 JNL/Janus Aggressive       JNL/Janus         JNL/Janus Capital            JNL/Janus Global
                                       Growth               Balanced               Growth                     Equities
                             ------------------------------------------- --------------------------------------------------------
                                                           Period from
                                                             May 1,
                                      Year ended            2000* to             Year ended                  Year ended
                                      December 31,         December 31,         December 31,                December 31,
                             ----------------------------                --------------------------------------------------------
                                  2000           1999           2000          2000           1999          2000           1999
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------
Operations:

   Net realized gain
   (loss) from sales
    of investments           $ 44,585,132   $ 19,331,670  $    (57,588)  $ 41,642,563  $ 16,675,375  $ 38,095,787   $ 13,012,114

   Change in net
   unrealized gain(loss)
    on investments           (195,939,493)   192,686,429      (307,911)  (285,820,396)  203,117,274  (165,131,915)   175,673,849
   Administrative charge
   Mortality and expense         (936,219)      (414,275)      (12,396)     (874,045)      (317,305)     (904,417)      (464,650)
    risk charge                (7,801,822)    (3,452,288)     (103,301)   (7,283,707)    (2,644,211)   (7,536,807)    (3,872,079)
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------
Increase (decrease)
 in net assets resulting
   from operations           (160,092,402)   208,151,536      (481,196)  (252,335,585)  216,831,133  (135,477,352)   184,349,234

Net deposits into
   Separate Account
   (Note 6)                   172,221,777    180,629,965    24,445,001    219,417,944   156,057,799   150,075,786    104,668,696
                             --------------- ------------- -------------- ------------- ------------- ------------- --------------
   Increase (decrease)
   in net assets               12,129,375    388,781,501    23,963,805   (32,917,641)   372,888,932    14,598,434    289,017,930

Net Assets:

   Beginning of period        529,827,527    141,046,026             -    477,833,508   104,944,576   512,998,336    223,980,406
                             -------------- ------------- -------------- ------------- ------------- ------------- --------------
   End of period             $541,956,902   $529,827,527  $ 23,963,805   $444,915,867  $477,833,508  $527,596,770   $512,998,336
                             ============== ============= ============== ============= ============= ============== =============





                             -----------------------------
                                       JNL/Putnam
                                        Growth
                             -----------------------------


                                      Year ended
                                     December 31,
                             -----------------------------
                                    2000          1999
                              -------------- -------------

Operations:

   Net realized gain
   (loss) from sales
    of investments            $ 18,074,158   $ 11,530,773

   Change in net
   unrealized gain(loss)
    on investments             (95,820,647)    67,332,868
   Administrative charge
   Mortality and expense          (600,542)      (387,629)
    risk charge                 (5,004,517)    (3,230,242)
                              -------------- -------------
Increase (decrease)
 in net assets resulting
   from operations             (83,351,548)    75,245,770

Net deposits into
   Separate Account
   (Note 6)                     70,831,709    127,343,652
                             - -------------- ------------
   Increase (decrease)
   in net assets               (12,519,839)   202,589,422

Net Assets:

   Beginning of period         378,986,799    176,397,377
                              -------------- -------------
   End of period              $366,466,960     378,986,799
                              ============== =============




                See accompanying notes to financial statements.
                                       13

                      Jackson National Separate Account - I



                                                                          Portfolios
                            ----------------------------------------------------------------------------------------------------
                                                           JNL/Putnam
                                     JNL/Putnam              Midcap              JNL/Putnam               PPM America/JNL
                                International Equity         Growth             Value Equity                  Balanced
                            ---------------------------- -------------- --------------------------------------------------------
                                                          Period from
                                                             May 1,
                                    Year ended              2000* to             Year ended                  Year ended
                                   December 31,           December 31,           December 31,                December 31,
                            ----------------------------                --------------------------------------------------------
                                2000          1999           2000          2000           1999          2000          1999
                            -------------- ------------- -------------- ------------- ------------- -------------- -------------
Operations:

   Net realized gain
    (loss) from sales
    of investments          $  4,570,314   $  4,323,428  $    (65,959)  $  2,451,046  $  5,053,732  $  1,988,146   $  2,988,530
   Change in net
   unrealized gain
    (loss) on investments    (19,992,463)    19,046,358      (378,915)    19,249,791   (13,216,467)    9,574,801     (4,138,295)
   Administrative charge        (153,671)      (112,027)       (6,635)      (439,297)     (367,974)     (208,593)      (183,546)
   Mortality and expense
    risk charge               (1,280,592)      (933,559)      (55,288)    (3,660,811)   (3,066,453)   (1,738,272)    (1,529,546)
                            -------------- ------------- -------------- ------------- ------------- -------------- -------------

Increase (decrease)
in net assets resulting
   from operations           (16,856,412)    22,324,200      (506,797)    17,600,729   (11,597,162)    9,616,082     (2,862,857)


Net deposits into
(withdrawals from)
   Separate Account (Note 6)  29,653,711      9,250,751    18,561,533     33,427,932    99,135,447     1,229,667     48,917,379
                            -------------- ------------- -------------- ------------- ------------- -------------- -------------

   Increase (decrease)
    in net assets             12,797,299     31,574,951    18,054,736     51,028,661    87,538,285    10,845,749     46,054,522


Net Assets:

   Beginning of period        96,567,292     64,992,341             -    276,023,537   188,485,252   140,146,319     94,091,797
                            -------------- ------------- -------------- ------------- ------------- -------------- -------------

   End of period             $109,364,591   $ 96,567,292  $ 18,054,736   $327,052,198  $276,023,537  $150,992,068   $140,146,319
                            ============== ============= ============== ============= ============= ============== =============

-------------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.
                                       14



                            --------------------------------------------------------------------------------------

                                   PPM America/JNL             PPM America/JNL            Salomon Brothers/JNL
                                   High Yield Bond               Money Market                 Global Bond
                            --------------------------------------------------------- ----------------------------
                                     Year ended                   Year ended                   Year ended
                                     December 31,                 December 31,                 December 31,
                            --------------------------------------------------------- ----------------------------
                                 2000           1999          2000          1999           2000          1999
                            -------------- ------------- -------------- ------------- ------------- --------------

Operations:

   Net realized gain
    (loss) from sales
    of investments          $    923,935   $  1,735,412  $  5,925,852   $  2,830,042  $  1,053,385  $    785,090
   Change in net
   unrealized gain
    (loss) on investments     (7,679,405)      (619,648)      219,080      1,233,615     2,721,491       167,738
   Administrative charge        (176,917)      (170,416)     (162,260)      (131,686)      (80,186)      (69,953)
   Mortality and expense
    risk charge               (1,474,311)    (1,420,138)   (1,352,170)    (1,097,388)     (668,220)     (582,945)
                            -------------- ------------- -------------- ------------- ------------- --------------

Increase (decrease)
in net assets resulting
   from operations            (8,406,698)      (474,790)    4,630,502      2,834,583     3,026,470       299,930


Net deposits into
(withdrawals from)
   Separate Account (Note 6)  (7,039,193)    30,401,604   (34,494,602)    76,639,607     1,918,165    10,341,124
                            -------------- ------------- -------------- ------------- ------------- --------------

   Increase (decrease)
    in net assets            (15,445,891)    29,926,814   (29,864,100)    79,474,190     4,944,635    10,641,054


Net Assets:

   Beginning of period       125,925,909     95,999,095   131,897,573     52,423,383    51,596,888    40,955,834
                            -------------- ------------- -------------- ------------- ------------- --------------

   End of period            $110,480,018   $125,925,909  $102,033,473   $131,897,573  $ 56,541,523  $ 51,596,888
                            ============== ============= ============== ============= ============= ==============






                           -----------------------------
                               Salomon Brothers/JNL
                                  U.S. Government
                                   & Quality Bond
                            ----------------------------
                                     Year ended
                                     December 31,
                            ----------------------------
                                 2000          1999
                            ------------- --------------
Operations:

   Net realized gain
    (loss) from sales
    of investments          $  1,412,251  $    943,653
   Change in net
   unrealized gain
    (loss) on investments      8,884,922    (2,884,667)
   Administrative charge        (139,726)     (124,766)
   Mortality and expense
    risk charge               (1,164,386)   (1,039,716)
                            ------------- --------------

Increase (decrease)
in net assets resulting
   from operations             8,993,061    (3,105,496)


Net deposits into
(withdrawals from)
   Separate Account (Note 6)   3,797,036    34,897,943
                            ------------- --------------

   Increase (decrease)
    in net assets             12,790,097    31,792,447


Net Assets:

   Beginning of period        91,843,037    60,050,590
                            ------------- --------------

   End of period            $104,633,134  $ 91,843,037
                            ============= ==============





                See accompanying notes to financial statements.
                                       15

                      Jackson National Separate Account - I


                                                                                 Portfolios
                             ----------------------------------------------------------------------------------------------------
                                                                                         T.Rowe              JNL/S&P
                                 T. Rowe Price/JNL            T. Rowe Price/JNL         Price/JNL           Conservative
                                 Established Growth             Mid-Cap Growth            Value               Growth I
                             ---------------------------- ---------------------------- -------------- ---------------------------
                                                                                       Period from
                                                                                          May 1,
                                     Year ended                   Year ended             2000* to            Year ended
                                    December 31,                 December 31,          December 31,         December 31,
                             --------------------------- ----------------------------               ----------------------------
                                 2000          1999           2000          1999           2000          2000          1999
                              ----------------------------------------- ------------- -------------- ------------- --------------
Operations:

   Net realized gain
    from sales
    of investments           $ 20,387,358   $ 10,546,093  $ 18,801,784   $ 10,122,957  $     33,726  $  1,793,757   $    410,428
   Change in net
   unrealized gain
    (loss) on investments     (25,081,525)    46,893,136        70,398     36,745,279     1,148,529    (5,141,455)     8,031,573
   Administrative charge         (579,275)      (394,166)     (442,937)      (299,680)       (6,458)     (157,113)       (58,172)
   Mortality and expense
    risk charge                (4,827,292)    (3,284,716)   (3,691,143)    (2,497,330)      (53,814)   (1,309,276)      (484,763)
                             -------------- ------------- -------------- ------------- -------------- -------------- -------------

Increase (decrease) in
   net assets resulting
   from operations            (10,100,734)    53,760,347    14,738,102     44,071,226     1,121,983    (4,814,087)     7,899,066
Net deposits into
   Separate Account (Note 6)   66,762,054     76,788,122    77,861,372     31,804,210    14,444,896    69,915,246     53,810,357
                             -------------- ------------- -------------- ------------- -------------- -------------- -------------

   Increase in net assets      56,661,320    130,548,469    92,599,474     75,875,436    15,566,879    65,101,159     61,709,423

Net Assets:
   Beginning of period        340,029,734    209,481,265   250,671,707    174,796,271             -    71,738,122     10,028,699
                             -------------- ------------- -------------- ------------- -------------- -------------- -------------

   End of period             $396,691,054   $340,029,734  $343,271,181   $250,671,707  $ 15,566,879  $136,839,281   $ 71,738,122
                             ============== ============= ============== ============= ============= ============== =============

-------------------------------------
* Commencement of operations.




                See accompanying notes to financial statements.
                                       16




                             ---------------------------------------------------------------------------------------
                                                                                                JNL/S&P
                                       JNL/S&P                     JNL/S&P                        Very
                                      Moderate                    Aggressive                   Aggressive
                                      Growth I                     Growth I                     Growth I
                             --------------------------------------------------------- ----------------------------
                                     Year ended                   Year ended                   Year ended
                                    December 31,                 December 31,                 December 31,
                             --------------------------------------------------------- ----------------------------
                                 2000           1999          2000          1999           2000          1999
                             -------------- ------------- -------------- ------------- -------------- --------------
Operations:

   Net realized gain
    from sales
    of investments           $  2,381,108   $    801,493  $    745,580   $    289,918  $    244,688  $    930,472
   Change in net
   unrealized gain
    (loss) on investments     (13,814,097)    15,557,443   (10,146,587)     7,085,288   (11,563,885)    4,123,254
   Administrative charge         (255,416)       (82,185)     (103,705)       (26,906)      (66,208)      (13,750)
   Mortality and expense
    risk charge                (2,128,464)      (684,875)     (864,209)      (224,219)     (551,730)     (114,581)
                             -------------- ------------- -------------- ------------- -------------- --------------

Increase (decrease) in
   net assets resulting
   from operations            (13,816,869)    15,591,876   (10,368,921)     7,124,081   (11,937,135)    4,925,395
Net deposits into
   Separate Account (Note 6)  122,407,048     81,105,914    61,013,373     28,570,413    45,372,045    16,021,600
                             -------------- ------------- -------------- ------------- -------------- --------------

   Increase in net assets     108,590,179     96,697,790    50,644,452     35,694,494    33,434,910    20,946,995

Net Assets:
   Beginning of period        109,308,727     12,610,937    40,119,405      4,424,911    23,388,539     2,441,544
                             -------------- ------------- -------------- ------------- -------------- --------------

   End of period             $217,898,906   $109,308,727  $ 90,763,857   $ 40,119,405  $ 56,823,449  $ 23,388,539
                             ============== ============= ============== ============= ============= ==============



                             ----------------------------

                                      JNL/S&P
                                       Equity
                                      Growth I
                             ----------------------------
                                     Year ended
                                    December 31,
                             ----------------------------
                                 2000          1999
                              ------------- -------------
Operations:

   Net realized gain
    from sales
    of investments           $    917,832  $    667,025
   Change in net
   unrealized gain
    (loss) on investments     (22,026,740)   11,831,602
   Administrative charge         (154,051)      (37,406)
   Mortality and expense
    risk charge                (1,283,762)     (311,718)
                              ------------- -------------

Increase (decrease) in
   net assets resulting
   from operations            (22,546,721)   12,149,503
Net deposits into
   Separate Account (Note 6)   94,779,487    42,226,172
                              ------------- -------------

   Increase in net assets      72,232,766    54,375,675

Net Assets:
   Beginning of period         59,412,282     5,036,607
                              ------------- -------------

   End of period             $131,645,048  $ 59,412,282
                             ============= ==============




                See accompanying notes to financial statements.
                                       17

                      Jackson National Separate Account - I


                                                                          Portfolios
                                     --------------------------------------------------------------------------------------
                                          JNL/S&P Equity               JNL/First Trust             JNL/First Trust
                                        Aggressive Growth I            The Dow Target 5            The Dow Target 10
                                     ---------------------------- ---------------------------- ----------------------------
                                                                                 Period from                   Period from
                                             Year ended                            July 2,                       July 2,
                                            December 31,            Year ended    1999* to       Year ended      1999* to
                                     ----------------------------  December 31,  December 31,    December 31,  December 31,
                                          2000          1999           2000          1999           2000          1999
                                     ------------- -------------- -------------- ------------- -------------- -------------
Operations:
   Net realized gain (loss) from
   sales
    of investments                   $    384,904   $    356,680  $   (228,297)  $   (128,763) $   (279,440) $   (105,449)
   Change in net unrealized gain
   (loss) on
    investments                        (7,352,171)     3,842,848       267,187       (356,596)    1,844,716      (371,340)
   Administrative charge                  (46,150)       (12,419)       (6,523)        (1,543)      (21,029)       (2,977)
   Mortality and expense risk charge     (384,579)      (103,494)      (54,358)       (12,863)     (175,239)      (24,814)
                                     -------------- ------------- -------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting from operations           (7,397,996)     4,083,615       (21,991)      (499,765)    1,369,008      (504,580)

Net deposits into Separate Account
   (Note 6)                            28,443,353     10,727,796     1,211,547      4,350,685    11,907,680     8,290,967
                                     -------------- ------------- -------------- ------------- -------------- -------------

   Increase in net assets              21,045,357     14,811,411     1,189,556      3,850,920    13,276,688     7,786,387

Net Assets:
   Beginning of period                 18,048,337      3,236,926     3,850,920              -     7,786,387             -
                                     -------------- ------------- -------------- ------------- -------------- -------------

   End of period                      $ 39,093,694   $ 18,048,337  $  5,040,476   $  3,850,920  $ 21,063,075  $  7,786,387
                                     ============== ============= ============== ============= ============= ==============



-------------------------------------
* Commencement of operations.



                See accompanying notes to financial statements.
                                       18



                                    ----------------------------------------------------------
                                          JNL/First Trust              JNL/First Trust
                                         The S&P Target 10            Global Target 15
                                    ---------------------------------------------------------
                                                   Period from                  Period from
                                                     July 2,                      July 2,
                                     Year ended      1999* to     Year ended     1999* to
                                    December 31,  December  31,  December 31,   December 31,
                                        2000           1999          2000          1999
                                    -------------- -------------- ------------- -------------

Operations:
   Net realized gain (loss) from
   sales
    of investments                  $    289,337   $     65,800   $  (180,454)  $    (34,703)
   Change in net unrealized gain
   (loss) on
    investments                        1,351,480        888,338       440,678          5,593
   Administrative charge                 (23,402)        (2,852)       (5,652)        (1,071)
   Mortality and expense risk charge    (195,019)       (23,766)      (47,099)        (8,923)
                                    -------------- -------------- ------------- -------------

Increase (decrease) in net assets
   resulting from operations           1,422,396        927,520       207,473        (39,104)

Net deposits into Separate Account     8,354,598      8,262,148     2,796,904      2,073,407
   (Note 6)                         -------------- -------------- ------------- -------------


   Increase in net assets              9,776,994      9,189,668     3,004,377      2,034,303

Net Assets:
   Beginning of period                 9,189,668            - -     2,034,303            - -
                                    -------------- -------------- ------------- -------------

   End of period                    $ 18,966,662   $  9,189,668  $  5,038,680   $  2,034,303
                                    ============== ============= ============== =============




                                    ---------------------------------------------------------
                                          JNL/First Trust              JNL/First Trust
                                             Target 25                    Small-Cap
                                    ---------------------------- ----------------------------
                                                  Period from                  Period from
                                                    July 2,                      July 2,
                                     Year ended     1999* to      Year ended     1999* to
                                    December 31,  December 31,  December  31,  December 31,
                                        2000          1999           2000          1999
                                    -------------- ------------- -------------- -------------
Operations:
   Net realized gain (loss) from
   sales
    of investments                  $    (83,085)  $   (98,400)  $    359,304   $   154,302
   Change in net unrealized gain
   (loss) on
    investments                           86,898      (108,245)       660,504       365,226
   Administrative charge                  (4,274)       (1,043)        (8,372)       (1,119)
   Mortality and expense risk charge     (35,619)       (8,689)       (69,765)       (9,321)
                                    -------------- ------------- -------------- -------------

Increase (decrease) in net assets
   resulting from operations             (36,080)     (216,377)       941,671       509,088

Net deposits into Separate Account     1,748,672     2,072,833      4,685,913     1,591,580
   (Note 6)                         -------------- ------------- -------------- -------------


   Increase in net assets              1,712,592     1,856,456      5,627,584     2,100,668

Net Assets:
   Beginning of period                 1,856,456            --      2,100,668            --
                                    -------------- ------------- -------------- -------------

   End of period                    $  3,569,048  $  1,856,456   $  7,728,252   $ 2,100,668
                                    ============= ============== ============== =============



                      Jackson National Separate Account - I


                                                                          Portfolios
                                     --------------------------------------------------------------------------------------
                                                                        JNL/First Trust
                                          JNL/First Trust               Pharmaceutical/             JNL/First Trust
                                         Technology Sector             Healthcare Sector            Financial Sector
                                     ---------------------------- ---------------------------- ----------------------------
                                                    Period from                  Period from                 Period from
                                                      July 2,                      July 2,                     July 2,
                                      Year ended     1999* to      Year ended     1999* to      Year ended     1999* to
                                     December 31,    December 31,  December 31,  December 31,  December 31,  December 31,
                                         2000          1999           2000          1999           2000          1999
                                     ------------- -------------- ------------- -------------- ------------- --------------

Operations:
   Net realized gain (loss) from
   sales
    of investments                   $    575,428   $    328,642  $    425,997   $    (18,150) $    217,557   $   (57,631)
   Change in net unrealized gain
   (loss) on
    investments                        (7,671,518)     1,442,556     2,975,683         52,228     1,528,275       (49,516)
   Administrative charge                  (29,482)        (2,164)      (16,286)        (1,544)       (9,288)       (1,179)
   Mortality and expense risk charge     (245,685)       (18,030)     (135,718)       (12,871)      (77,397)       (9,823)
                                     -------------- ------------- -------------- ------------- -------------- --------------

Increase (decrease) in net assets
   resulting from operations           (7,371,257)     1,751,004     3,249,676         19,663     1,659,147      (118,149)

Net deposits into Separate Account
   (Note 6)                            19,615,618      6,081,658    10,165,487      4,026,808     7,123,864     2,615,135
                                     -------------- ------------- -------------- ------------- -------------- --------------

   Increase in net assets              12,244,361      7,832,662    13,415,163      4,046,471     8,783,011     2,496,986

Net Assets:

   Beginning of period                  7,832,662              -     4,046,471              -     2,496,986             -
                                     -------------- ------------- -------------- ------------- -------------- --------------
   End of period                     $ 20,077,023   $  7,832,662  $ 17,461,634   $  4,046,471  $ 11,279,997   $ 2,496,986
                                     ============== ============= ============== ============= ============== ==============


                See accompanying notes to financial statements.
                                       20



-------------------------------------
* Commencement of operations.


                                     --------------------------------------------------------------------------------------
                                           JNL/First Trust              JNL/First Trust              JNL/First Trust
                                            Energy Sector            Leading Brands Sector        Communications Sector
                                     --------------------------------------------------------- ----------------------------
                                                    Period from                  Period from                 Period from
                                                      July 2,                      July 2,                     July 2,
                                      Year ended      1999* to     Year ended     1999* to      Year ended     1999* to
                                     December 31,   December 31,   December 31,  December 31,  December 31,  December 31,
                                         2000           1999          2000          1999           2000          1999
                                     -------------- ------------ --------------- ------------- ------------ ---------------
Operations:
   Net realized gain (loss) from
   sales
    of investments                   $    194,209   $    (29,114)  $    20,006   $    (19,706) $    135,335  $    318,354
   Change in net unrealized gain
   (loss) on
    investments                           716,809         23,571       395,442        (16,753)   (5,153,054)    1,148,944
   Administrative charge                   (3,716)          (877)       (4,472)        (1,047)      (17,893)       (1,592)
   Mortality and expense risk charge      (30,970)        (7,306)      (37,263)        (8,725)     (149,110)      (13,265)
                                     -------------- ------------ --------------- ------------- ------------ ---------------

Increase (decrease) in net assets
   resulting from operations              876,332        (13,726)      373,713        (46,231)   (5,184,722)    1,452,441

Net deposits into Separate Account
   (Note 6)                             3,589,222        775,363     2,256,306      1,717,933    12,634,822     3,595,693
                                     -------------- ------------ --------------- ------------- ------------ ---------------

   Increase in net assets               4,465,554        761,637     2,630,019      1,671,702     7,450,100     5,048,134

Net Assets:

   Beginning of period                    761,637              -     1,671,702              -     5,048,134             -
                                     -------------- ------------ --------------- ------------- ------------ ---------------
   End of period                     $  5,227,191   $    761,637  $  4,301,721   $  1,671,702  $ 12,498,234  $  5,048,134
                                     ============== ============= ============== ============= ============= ==============


                      Jackson National Separate Account - I

                             Schedule of Investments
                                December 31, 2000



                                                                           Number                           Market
                                                                          of Shares         Cost             Value
JNL Series Trust                                                       -------------- ---------------  ----------------
----------------
JNL/Alger Growth                                                           19,420,190  $  332,605,998   $  360,827,138
JNL/Alliance Growth                                                         1,312,344      20,866,095       17,782,263
JNL/Eagle Core Equity                                                       5,331,897      76,866,165       86,430,053
JNL/Eagle SmallCap Equity                                                   4,765,043      71,523,604       67,663,605
JNL/Janus Aggressive Growth                                                20,328,466     495,722,605      541,956,902
JNL/Janus Balanced                                                          2,473,045      24,271,716       23,963,805
JNL/Janus Capital Growth                                                   18,892,394     494,633,188      444,915,867
JNL/Janus Global Equities                                                  20,315,625     466,465,676      527,596,770
JNL/Putnam Growth                                                          15,995,939     349,614,697      366,466,960
JNL/Putnam International Equity                                             8,942,321     102,804,795      109,364,591
JNL/Putnam Midcap Growth                                                    1,823,711      18,433,651       18,054,736
JNL/Putnam Value Equity                                                    18,394,387     296,402,077      327,052,198
PPM America/JNL Balanced                                                   11,499,777     132,237,664      150,992,068
PPM America/JNL High Yield Bond                                            12,846,514     112,770,212      110,480,018
PPM America/JNL Money Market                                              102,033,473      99,132,717      102,033,473
Salomon Brothers/JNL Global Bond                                            5,457,676      51,001,844       56,541,523
Salomon Brothers/JNL U.S. Government & Quality Bond                         9,555,537      94,616,626      104,633,134
T. Rowe Price/JNL Established Growth                                       21,168,146     321,466,170      396,691,054
T. Rowe Price/JNL Mid-Cap Growth                                           14,625,956     264,370,779      343,271,181
T. Rowe Price/JNL Value                                                     1,397,386      14,418,350       15,566,879
JNL/S&P Conservative Growth I                                              11,576,927     133,278,200      136,839,281
JNL/S&P Moderate Growth I                                                  17,615,110     215,005,282      217,898,906
JNL/S&P Aggressive Growth I                                                 7,057,843      93,396,402       90,763,857
JNL/S&P Very Aggressive Growth I                                            4,344,300      64,012,157       56,823,449
JNL/S&P Equity Growth I                                                    10,456,318     141,281,820      131,645,048
JNL/S&P Equity Aggressive Growth I                                          3,102,674      42,228,905       39,093,694

JNL Variable Fund LLC

JNL/First Trust  The Dow Target 5                                             649,546       5,129,885        5,040,476
JNL/First Trust  The Dow Target 10                                          2,291,956      19,589,699       21,063,075
JNL/First Trust  The S&P Target 10                                          1,584,516      16,726,844       18,966,662
JNL/First Trust Global Target 15                                              576,508       4,592,409        5,038,680
JNL/First Trust  Target 25                                                    449,502       3,590,395        3,569,048
JNL/First Trust  Target Small-Cap                                             510,790       6,702,522        7,728,252
JNL/First Trust  Technology Sector                                          1,648,360      26,305,985       20,077,023
JNL/First Trust  Pharmaceutical/Healthcare Sector                           1,283,944      14,433,723       17,461,634
JNL/First Trust  Financial Sector                                             987,741       9,801,238       11,279,997
JNL/First Trust  Energy Sector                                                350,348       4,486,811        5,227,191
JNL/First Trust  Leading Brands Sector                                        417,238       3,923,032        4,301,721
JNL/First Trust  Communications Sector                                      1,134,141      16,502,344       12,498,234


                      Jackson National Separate Account - I

                          Notes to Financial Statements


Note 1 - Organization

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-eight Portfolios, each of which invests in the following series of mutual funds:

                  JNL Series Trust

                  JNL/Alger Growth Series
                  JNL/Alliance Growth Series
                  JNL/Eagle Core Equity Series
                  JNL/Eagle SmallCap Equity Series
                  JNL/Janus Aggressive Growth Series
                  JNL/Janus Balanced Series
                  JNL/Janus Capital Growth Series
                  JNL/Janus Global Equities Series
                  JNL/Putnam Growth Series
                  JNL/Putnam International Equity Series
                  JNL/Putnam Midcap Growth Series
                  JNL/Putnam Value Equity Series
                  PPM America/JNL Balanced Series
                  PPM America/JNL High Yield Bond Series
                  PPM America/JNL Money Market Series
                  Salomon Brothers/JNL Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  T. Rowe Price/JNL Value Series
                  JNL/S&P Conservative Growth Series I
                  JNL/S&P Moderate Growth Series I
                  JNL/S&P Aggressive Growth Series I
                  JNL/S&P Very Aggressive Growth Series I
                  JNL/S&P Equity Growth Series I
                  JNL/S&P Equity Aggressive Growth Series I

                                       26
                      Jackson National Separate Account - I

                    Notes to Financial Statements (continued)


Note 1 - Organization (continued)

                  JNL Variable Fund LLC

                  JNL/First Trust The Dow Target 5 Series
                  JNL/First Trust The Dow Target 10 Series
                  JNL/First Trust The S&P Target 10 Series
                  JNL/First Trust Global Target 15 Series
                  JNL/First Trust Target 25 Series
                  JNL/First Trust Target Small-Cap Series
                  JNL/First Trust Technology Sector Series
                  JNL/First Trust Pharmaceutical/Healthcare Sector Series JNL/First Trust Financial Sector Series
                  JNL/First Trust Energy Sector Series
                  JNL/First Trust Leading Brands Sector Series
                  JNL/First Trust Communications Sector Series

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the Series.

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. The Separate Account does not record dividend income as the Series follow the accounting practice known as consent dividending, whereby all net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the Series.

                      Jackson National Separate Account - I

Note 2 - Significant Accounting Policies (continued)

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

         Contract Maintenance Charge

                  An annual contract maintenance charge of $35 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2000, $1,289,288 in contract maintenance charges were assessed.

         Transfer Fee Charge

                  A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2000, $57,506 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of

                      Jackson National Separate Account - I

Note 3 - Policy Charges (continued)

         Surrender or Contingent Deferred Sales Charge (continued)

                  withdrawals in a calendar year. The surrender charges are assessed by JNL and withheld from the proceeds of the withdrawals. For the period ended December 31, 2000, $5,795,041 in surrender charges were assessed.

         Insurance Charges

                  JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                      Jackson National Separate Account - I

Note 4 - Purchases and Sales of Investments

         For the period ended December 31, 2000, purchases and proceeds from sales of investments are as follows:


                                                                                            Proceeds
JNL Series Trust                                                           Purchases       from Sales
----------------                                                        ---------------- ----------------

JNL/Alger Growth                                                        $   172,563,415  $   88,982,173
JNL/Alliance Growth                                                          21,972,112       1,011,188
JNL/Eagle Core Equity                                                        41,489,423      15,314,120
JNL/Eagle SmallCap Equity                                                    45,547,164      19,330,132
JNL/Janus Aggressive Growth                                                 306,601,271     143,117,535
JNL/Janus Balanced                                                           29,006,505       4,677,201
JNL/Janus Capital Growth                                                    372,519,840     161,259,648
JNL/Janus Global Equities                                                   265,511,318     123,876,756
JNL/Putnam Growth                                                           152,128,594      86,901,944
JNL/Putnam International Equity                                              58,841,593      30,622,145
JNL/Putnam Midcap Growth                                                     20,341,210       1,841,600
JNL/Putnam Value Equity                                                     121,988,451      92,660,627
PPM America/JNL Balanced                                                     41,137,727      41,854,925
PPM America/JNL High Yield Bond                                              31,130,479      39,820,900
PPM America/JNL Money Market                                                257,985,246     293,994,278
Salomon Brothers/JNL Global Bond                                             17,054,321      15,884,562
Salomon Brothers/JNL U.S. Government & Quality Bond                          38,525,431      36,032,507
T. Rowe Price/JNL Established Growth                                        138,274,025      76,918,538
T. Rowe Price/JNL Mid-Cap Growth                                            140,594,946      66,867,654
T. Rowe Price/JNL Value                                                      16,063,461       1,678,837
JNL/S&P Conservative Growth I                                                94,554,800      26,105,943
JNL/S&P Moderate Growth I                                                   148,380,003      28,356,835
JNL/S&P Aggressive Growth I                                                  69,739,278       9,693,819
JNL/S&P Very Aggressive Growth I                                             51,315,304       6,561,197
JNL/S&P Equity Growth I                                                     104,977,221      11,635,547
JNL/S&P Equity Aggressive Growth I                                           32,828,795       4,816,171

JNL Variable Fund LLC
---------------------

JNL/First Trust  The Dow Target 5                                             2,467,736       1,317,070
JNL/First Trust  The Dow Target 10                                           17,442,390       5,730,978
JNL/First Trust  The S&P Target 10                                           12,023,196       3,887,019
JNL/First Trust Global Target 15                                              7,117,149       4,372,996
JNL/First Trust  Target 25                                                    2,758,568       1,049,789
JNL/First Trust  Target Small-Cap                                             7,896,605       3,288,829
JNL/First Trust  Technology Sector                                           24,523,419       5,182,968
JNL/First Trust  Pharmaceutical/Healthcare Sector                            13,335,314       3,321,831
JNL/First Trust  Financial Sector                                             9,285,012       2,247,833
JNL/First Trust  Energy Sector                                                5,248,963       1,694,427
JNL/First Trust  Leading Brands Sector                                        3,122,694         908,123
JNL/First Trust  Communications Sector                                       16,403,254       3,935,435


                      Jackson National Separate Account - I

                    Notes to Financial Statements (continued)


Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the periods ended December 31, 2000 and 1999:


                                         Units                                   Units                                   Units
                                      Outstanding     Units        Units      Outstanding     Units        Units      Outstanding
Portfolio:                            at 12/31/98    Issued       Redeemed    at 12/31/99    Issued       Redeemed    at 12/31/00
------------------------------------- ------------ ------------ ----------- --------------- ---------    ----------   ------------

JNL/Alger Growth                        7,704,990    7,223,188   (2,128,853)   12,799,325    6,505,156   (3,168,265)   16,136,216

JNL/Alliance Growth                             -            -            -             -    2,337,492     (104,039)    2,233,453

JNL/Eagle Core Equity                   1,829,363    1,849,218     (524,143)    3,154,438    2,123,771     (729,188)    4,549,021

JNL/Eagle SmallCap Equity               2,274,545    2,293,943   (1,415,540)    3,152,948    2,792,248   (1,135,126)    4,810,070

JNL/Janus Aggressive Growth             6,839,305    8,413,086   (1,852,605)   13,399,786    7,701,408   (3,520,799)   17,580,395

JNL/Janus Balanced                              -            -            -             -    2,915,351     (462,261)    2,453,090

JNL/Janus Capital Growth                5,849,883    7,961,597   (1,763,331)   12,048,149    9,625,683   (4,242,359)   17,431,473

JNL/Janus Global Equities              11,242,198    6,446,656   (1,822,776)   15,866,078    8,064,287   (3,681,478)   20,248,887

JNL/Putnam Growth                       8,348,592    7,881,929   (2,174,216)   14,056,305    5,905,872   (3,185,347)   16,776,830

JNL/Putnam International Equity         4,828,701    2,792,812   (2,114,107)    5,507,406    3,669,843   (1,824,152)    7,353,097

JNL/Putnam Midcap Growth                        -            -            -             -    2,022,259     (181,656)    1,840,603

JNL/Putnam Value Equity                10,899,898    8,029,664   (2,572,359)   16,357,203    7,369,416   (5,352,532)   18,374,087

PPM America/JNL Balanced                6,574,171    5,185,755   (1,819,510)    9,940,416    2,977,203   (2,885,333)   10,032,286

PPM America/JNL High Yield Bond         7,350,674    4,873,455   (2,551,208)    9,672,921    2,442,164   (2,997,176)    9,117,909

PPM America/JNL Money Market            4,713,958   19,333,720  (12,556,497)   11,491,181   22,072,512  (25,046,394)    8,517,299

Salomon Brothers/JNL Global Bond        3,166,154    1,973,231   (1,168,639)    3,970,746    1,292,018   (1,145,826)    4,116,938

Salomon Brothers/JNL U.S.
  Government & Quality Bond             5,006,001    6,138,355   (3,180,806)    7,963,550    3,226,246   (2,931,639)    8,258,157

T. Rowe Price/JNL Established Growth   10,399,047    5,614,936   (1,956,465)   14,057,518    5,503,131   (2,874,703)   16,685,946

T. Rowe Price/JNL Mid-Cap Growth        9,941,003    3,897,001   (2,179,811)   11,658,193    6,237,507   (2,789,254)   15,106,446

T. Rowe Price/JNL Value                         -          - -            -             -    1,534,277     (154,889)    1,379,388

JNL/S&P Conservative Growth I             967,674    5,520,712     (615,088)    5,873,298    7,701,247   (2,025,930)   11,548,615

JNL/S&P Moderate Growth I               1,198,566    7,885,211     (771,324)    8,312,453   11,238,355   (1,984,864)   17,565,944

JNL/S&P Aggressive Growth I               410,888    2,588,200     (208,432)    2,790,656    4,898,172     (624,700)    7,064,128

JNL/S&P Very Aggressive Growth I          220,495    2,244,126   (1,025,711)    1,438,910    3,227,564     (387,028)    4,279,446

JNL/S&P Equity Growth I                   478,149    4,138,823     (622,315)    3,994,657    7,163,096     (713,915)   10,443,838

JNL/S&P Equity Aggressive Growth I        304,127    1,131,140     (251,379)    1,183,888    2,185,833     (303,143)    3,066,578

                                       30
                      Jackson National Separate Account - I

                    Notes to Financial Statements (continued)


Note 5 -  Accumulation of Unit Activity (continued)



                                         Units                                   Units                                   Units
                                      Outstanding     Units        Units      Outstanding     Units        Units      Outstanding
Portfolio (continued):                at 12/31/98    Issued       Redeemed    at 12/31/99    Issued       Redeemed    at 12/31/00
------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------- ------------

JNL/First Trust The Dow Target 5                -      619,593     (121,789)      497,804      349,520     (184,057)      663,267

JNL/First Trust The Dow Target 10               -    1,067,622     (169,462)      898,160    2,116,827     (674,675)    2,340,312

JNL/First Trust The S&P Target 10               -      968,545     (131,832)      836,713    1,112,169     (330,893)    1,617,989

JNL/First Trust Global Target 15                -      341,947     (114,077)      227,870      919,505     (558,689)      588,686

JNL/First Trust Target 25                       -      329,374     (104,138)      225,236      367,924     (134,162)      458,998

JNL/First Trust Target Small-Cap                -      283,403     (112,532)      170,871      584,223     (233,514)      521,580

JNL/First Trust Technology Sector               -      625,357     (112,847)      512,510    1,458,576     (287,905)    1,683,181

JNL/First Trust Pharmaceutical/
  Healthcare Sector                             -      534,348     (115,989)      418,359    1,160,868     (268,161)    1,311,066

JNL/First Trust Financial Sector                -      389,235     (108,914)      280,321      941,377     (213,092)    1,008,606

JNL/First Trust Energy Sector                   -      175,947     (101,266)       74,681      414,467     (131,399)      357,749

JNL/First Trust Leading Brands                  -      282,893     (106,619)      176,274      341,475      (91,697)      426,052
Sector

JNL/First Trust Communications                  -      447,758     (110,879)      336,879    1,074,425     (253,204)    1,158,100
Sector

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Net deposits into the Separate Account purchase shares of the JNL Series Trust and JNL Variable Fund LLC. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 2000 and 1999:


                                                                                 Portfolios
                          ----------------------------------------------------------------------------------------------------
                                   JNL/Alger           JNL/Alliance          JNL/Eagle                   JNL/Eagle
                                    Growth                 Growth           Core Equity               SmallCap Equity
                          ---------------------------- -------------- --------------------------------------------------------
                                                        Period from
                                                          May 1,
                                  Year ended             2000* to             Year ended                  Year ended
                                 December 31,          December 31,          December 31,                December 31,
                          ----------------------------                --------------------------------------------------------
                              2000          1999           2000          2000           1999          2000          1999
                          -------------- ------------- -------------- ------------- -------------- -------------- -------------

Proceeds from units
   issued                 $ 80,095,616   $ 88,986,412  $  7,648,562   $ 15,509,992  $ 17,826,042  $ 18,788,611   $ 13,378,346
Value of units
 redeemed                  (24,609,838)   (14,147,962)     (279,013)    (4,238,465)   (1,884,230)   (3,847,866)    (1,978,835)
Transfers between
portfolios and between
 portfolios and general
 account                    33,943,008     39,119,116    13,691,088     16,010,533     6,528,640    12,281,252      1,076,938
                          -------------- ------------- -------------- ------------- -------------- -------------- -------------


Total gross deposits
 net of transfers to
 general account            89,428,786    113,957,566    21,060,637     27,282,060    22,470,452    27,221,997     12,476,449

Deductions:
Policyholder charges           453,188        308,847         2,052         88,587        43,826        83,281         53,318
                          -------------- ------------- -------------- ------------- -------------- ------------- -------------


Net deposits from
 policyholders            $ 88,975,598   $113,648,719  $ 21,058,585   $ 27,193,473  $ 22,426,626  $ 27,138,716   $ 12,423,131
                          ============== ============= ============== ============= ============= ============== =============

-------------------------------------
* Commencement of operations.




                         -----------------------------------------------------------------------------------------------------
                                  JNL/Janus            JNL/Janus          JNL/Janus Capital            JNL/Janus Global
                              Aggressive Growth        Balanced                 Growth                      Equities
                         ------------------------------------------- ---------------------------------------------------------
                                                       Period from
                                                         May 1,
                                  Year ended            2000* to             Year ended                   Year ended
                                 December 31,          December 31,           December 31,                 December 31,
                         ----------------------------               ------------- -------------- -----------------------------
                             2000           1999          2000          2000           1999          2000           1999
                         -------------- ------------- -------------- ------------- ------------- -------------- --------------

Proceeds from units
   issued                $153,692,000   $121,671,498  $ 10,986,431   $164,097,806  $ 93,560,282  $122,513,127   $ 82,165,122
Value of units
 redeemed                 (40,573,177)   (14,502,375)   (1,433,538)   (39,170,052)  (12,411,224)  (36,169,116)   (15,851,826)
Transfers between
portfolios and between
 portfolios and general
 account                   59,919,115     73,775,298    14,942,388     95,149,706    75,148,190    64,386,414     38,712,012
                         -------------- ------------- -------------- ------------- ------------- -------------- --------------


Total gross deposits
 net of transfers to
 general account          173,037,938    180,944,421    24,495,281    220,077,460   156,297,248   150,730,425    105,025,308

Deductions:
Policyholder charges          816,161        314,456        50,280        659,516       239,449       654,639        356,612
                         -------------- ------------- -------------- ------------- ------------- -------------- --------------

Net deposits from
 policyholders           $172,221,777   $180,629,965  $ 24,445,001   $219,417,944  $156,057,799  $150,075,786   $104,668,696
                         ============== ============= ============== ============= ============= ============== =============





                        ----------------------------
                                JNL/Putnam
                                   Growth
                        ----------------------------


                                Year ended
                                 December 31,
                         ---------------------------
                             2000          1999
                         -------------- ------------

Proceeds from units
   issued               $ 65,271,722   $ 99,893,576
Value of units
 redeemed                (24,616,384)   (12,739,046)
Transfers between
portfolios and between
 portfolios and general
 account                  30,715,169     40,496,775
                         -------------- ------------


Total gross deposits
 net of transfers to
 general account          71,370,507    127,651,305

Deductions:
Policyholder charges         538,798        307,653
                         -------------- ------------

Net deposits from
 policyholders          $ 70,831,709   $127,343,652
                        ============== =============

                      Jackson National Separate Account - I

                    Notes to Financial Statements (continued)


Note 6 - Reconciliation of Gross and Net Deposits into the Separate
Account (continued)
------------------------------------------------------------------------------







                                                                         Portfolios
                            ----------------------------------------------------------------------------------------------------
                                                          JNL/Putnam
                                    JNL/Putnam              Midcap              JNL/Putnam                PPM America/JNL
                               International Equity         Growth             Value Equity                  Balanced
                            ---------------------------- -------------- ---------------------------- ---------------------------
                                                          Period from
                                                            May 1,
                                    Year ended             2000* to             Year ended                  Year ended
                                   December 31,          December 31,           December 31,                December 31,
                            ----------------------------                ---------------------------- ---------------------------
                                2000          1999           2000          2000           1999           2000           1999
                            -------------- ------------- -------------- ------------- -------------- ------------- -------------
Proceeds from units issued  $ 20,538,155   $ 11,229,183  $  5,422,474   $ 37,518,572  $ 74,353,931  $ 13,552,561   $ 34,880,793
Value of units redeemed       (7,568,625)    (5,060,226)     (510,680)   (18,568,903)  (12,933,525)  (10,771,136)    (7,702,753)
Transfers between
 portfolios and between
 portfolios and general
 account                      14,822,151      3,188,380    13,662,448     14,869,720    38,058,904    (1,312,956)    21,906,508
                            -------------- ------------- -------------- ------------- -------------- ------------- -------------

Total gross deposits
  (withdrawals) net of
   transfers to general
   account                    29,791,681      9,357,337    18,574,242     33,819,389    99,479,310     1,468,469     49,084,548

Deductions:
Policyholder charges             137,970        106,586        12,709        391,457       343,863       238,802        167,169
                            -------------- ------------- -------------- ------------- -------------- ------------- -------------

Net deposits (withdrawals)
   from policyholders       $ 29,653,711   $  9,250,751  $ 18,561,533   $ 33,427,932  $ 99,135,447  $  1,229,667   $ 48,917,379
                            ============== ============= ============== ============= ============= ============== =============


-------------------------------------
* Commencement of operations.




                           --------------------------------------------------------------------------------------
                                 PPM America/JNL              PPM America/JNL           Salomon Brothers/JNL
                                 High Yield Bond               Money Market                  Global Bond
                           --------------------------------------------------------- ----------------------------
                                    Year ended                  Year ended                   Year ended
                                   December 31,                December 31,                 December 31,
                           ---------------------------- ---------------------------- ----------------------------
                               2000           1999          2000          1999           2000          1999
                           -------------- ------------- -------------- ------------- -------------- -------------
Proceeds from units issued $ 10,508,289   $ 26,655,587  $ 92,212,778   $102,075,456  $  5,039,201  $ 10,386,863
Value of units redeemed      (8,287,897)    (8,008,754)  (25,842,286)   (17,604,827)   (3,956,727)   (2,619,376)
Transfers between
 portfolios and between
 portfolios and general
 account                     (9,087,006)    11,934,828  (100,242,491)    (7,406,013)      907,325     2,631,811
                           -------------- ------------- -------------- ------------- -------------- -------------

Total gross deposits
  (withdrawals) net of
   transfers to general
   account                   (6,866,614)    30,581,661   (33,871,999)    77,064,616     1,989,799    10,399,298

Deductions:
Policyholder charges            172,579        180,057       622,603        425,009        71,634        58,174
                           -------------- ------------- -------------- ------------- -------------- -------------

Net deposits (withdrawals)
   from policyholders      $ (7,039,193)  $ 30,401,604  $(34,494,602)  $ 76,639,607  $  1,918,165  $ 10,341,124
                           ============== ============= ============== ============= ============= ==============






                           -----------------------------

                             Salomon Brothers/JNL U.S.
                             Government & Quality Bond
                            ----------------------------
                                    Year ended
                                   December 31,
                            ----------------------------
                                2000          1999
                            ------------- --------------
Proceeds from units issued  $ 10,096,353  $ 26,214,725
Value of units redeemed       (7,983,632)   (7,133,754)
Transfers between
 portfolios and between
 portfolios and general
 account                       1,852,091    16,040,824
                            ------------- --------------

Total gross deposits
  (withdrawals) net of
   transfers to general
   account                     3,964,812    35,121,795

Deductions:
Policyholder charges             167,776       223,852
                            ------------- --------------

Net deposits (withdrawals)
   from policyholders       $  3,797,036  $ 34,897,943
                            ============= ==============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate
Account (continued)
------------------------------------------------------------------------------







                                                                                 Portfolios
                            ---------------------------------------------------------------------------------------------------
                                                                                        T. Rowe               JNL/S&P
                                 T. Rowe Price/JNL            T. Rowe Price/JNL        Price/JNL           Conservative
                                Established Growth             Mid-Cap Growth            Value                Growth I
                            ---------------------------- ---------------------------- -----------------------------------------
                                                                                      Period from
                                                                                        May 1,
                                    Year ended                   Year ended            2000* to             Year ended
                                   December 31,                 December 31,          December 31,          December 31,
                            ---------------------------- ----------------------------               ------------ --------------
                                2000          1999           2000          1999           2000          2000           1999
                            -------------- ------------- -------------- ------------- ------------- ------------ --------------
Proceeds from units
 issued                     $ 55,228,582   $ 66,679,044  $ 41,996,999   $ 34,080,500  $  3,230,677  $ 35,766,333   $ 26,402,046
Value of units redeemed      (29,389,015)   (13,224,370)  (21,256,536)   (10,749,814)     (627,483)   (6,101,431)    (2,204,223)
Transfers between
 portfolios and between
 portfolios and
 general account              41,525,303     23,644,354    57,548,400      8,724,411    11,851,835    40,344,652     29,635,980
                            -------------- ------------- -------------- ------------- ------------- ------------ --------------

Total gross deposits
   net of transfers
   to general account         67,364,870     77,099,028    78,288,863     32,055,097    14,455,029    70,009,554     53,833,803

Deductions:
Policyholder charges             602,816        310,906       427,491        250,887        10,133        94,308         23,446
                            -------------- ------------- -------------- ------------- ------------- ------------ --------------


Net deposits from
 policyholders              $ 66,762,054   $ 76,788,122  $ 77,861,372   $ 31,804,210  $ 14,444,896  $ 69,915,246   $ 53,810,357
                            ============== ============= ============== ============= ============= ============== =============

-------------------------------------
* Commencement of operations.






                           --------------------------------------------------------------------------------------
                                                                                               JNL/S&P
                                     JNL/S&P                      JNL/S&P                       Very
                                     Moderate                   Aggressive                   Aggressive
                                     Growth I                    Growth I                     Growth I
                           ---------------------------- ---------------------------- ----------------------------


                                    Year ended                  Year ended                   Year ended
                                   December 31,                December 31,                 December 31,
                           ---------------------------- ---------------------------- ----------------------------
                               2000           1999          2000           1999          2000          1999
                           -------------- ------------- -------------- ------------- ------------- --------------
Proceeds from units
 issued                    $ 68,213,975   $ 46,196,922  $ 36,707,352   $ 15,223,784  $ 23,676,934  $  9,037,666
Value of units redeemed     (15,860,731)    (1,979,000)   (3,814,668)      (308,177)   (2,134,086)     (946,140)
Transfers between
 portfolios and between
 portfolios and
 general account             70,516,652     36,917,726    28,220,787     13,661,585    23,873,828     7,945,645
                           -------------- ------------- -------------- ------------- ------------- --------------

Total gross deposits
   net of transfers
   to general account       122,869,896     81,135,648    61,113,471     28,577,192    45,416,676    16,037,171

Deductions:
Policyholder charges            462,848         29,734       100,098          6,779        44,631        15,571
                           -------------- ------------- -------------- ------------- ------------- --------------

Net deposits from
 policyholders             $122,407,048   $ 81,105,914  $ 61,013,373   $ 28,570,413  $ 45,372,045  $ 16,021,600
                           ============== ============= ============== ============= ============= ==============





                           -----------------------------

                                      JNL/S&P
                                      Equity
                                     Growth I
                            ----------------------------


                                    Year ended
                                   December 31,
                            ----------------------------
                                2000          1999
                            ------------- --------------
Proceeds from units
 issued                     $ 49,124,721  $ 22,783,205
Value of units redeemed       (4,915,361)     (703,372)
Transfers between
 portfolios and between
 portfolios and
 general account              50,705,290    20,155,109
                            ------------- --------------

Total gross deposits
   net of transfers
   to general account         94,914,650    42,234,942

Deductions:
Policyholder charges             135,163         8,770
                            ------------- --------------

Net deposits from
 policyholders              $ 94,779,487  $ 42,226,172
                            ============= ==============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate
Account (continued)
-------------------------------------------------------------------------------







                                                          Portfolios
                                     --------------------------------------------------------------------------------------
                                               JNL/S&P
                                               Equity
                                             Aggressive                 JNL/First Trust              JNL/First Trust
                                              Growth I                 The Dow Target 5             The Dow Target 10
                                     ---------------------------- ---------------------------- ----------------------------
                                                                                 Period from                   Period from
                                                                                   July 2,                       July 2,
                                             Year ended            Year ended     1999* to      Year ended      1999* to
                                             December 31,         December 31,    December     December 31,   December 31,
                                         2000           1999           2000          1999           2000         1999
                                     -------------- ------------- -------------- ------------- -------------- -------------
Proceeds from units issued           $ 15,758,031   $  7,950,953  $  1,552,667   $  3,865,828  $  7,617,761  $  5,207,901
Value of units redeemed                (1,352,732)      (193,168)      (72,600)        (5,952)     (560,491)      (24,223)
Transfers between portfolios and
between
   portfolios and general account      14,077,546      2,978,368      (264,912)       490,809     4,862,049     3,107,749
                                     -------------- ------------- -------------- ------------- -------------- -------------

Total gross deposits net of
   transfers to general account        28,482,845     10,736,153     1,215,155      4,350,685    11,919,319     8,291,427

Deductions:
Policyholder charges                       39,492          8,357         3,608              -        11,639           460
                                     -------------- ------------- -------------- --------------------------- -------------


Net deposits from policyholders      $ 28,443,353   $ 10,727,796  $  1,211,547   $  4,350,685  $ 11,907,680  $  8,290,967
                                     ============== ============= ============== ============= ============= ==============

-------------------------------------
* Commencement of operations.






                                     --------------------------------------------------------------------------------------


                                          JNL/First Trust              JNL/First Trust              JNL/First Trust
                                          The S&P Target 10            Global Target 15                 Target 25
                                     ---------------------------- ---------------------------- ----------------------------
                                                    Period from                  Period from                 Period from
                                                      July 2,                      July 2,                     July 2,
                                      Year ended      1999* to     Year ended     1999* to      Year ended     1999* to
                                     December 31,   December 31,  December 31,    December 31,  December 31,  December 31,
                                         2000           1999          2000          1999           2000          1999
                                     -------------- ------------- -------------- ------------- ------------- -------------
Proceeds from units issued           $  7,610,805   $  7,839,926  $  2,787,783   $  1,785,627  $  1,660,588  $  1,707,208
Value of units redeemed                  (373,040)        (4,931)      (61,403)          (472)      (43,508)       (1,206)
Transfers between portfolios and
between
   portfolios and general account       1,127,453        427,153        72,728        288,252       132,805       366,831
                                     -------------- ------------- -------------- ------------- ------------- -------------

Total gross deposits net of
   transfers to general account         8,365,218      8,262,148     2,799,108      2,073,407     1,749,885     2,072,833

Deductions:
Policyholder charges                       10,620              -         2,204              -         1,213             -
                                     -------------- ------------- -------------- ------------- ------------- -------------


Net deposits from policyholders      $  8,354,598   $  8,262,148  $  2,796,904   $  2,073,407  $  1,748,672  $  2,072,833
                                     ============== ============= ============== ============= ============= ==============




                                     -----------------------------


                                           JNL/First Trust
                                           Target Small-Cap
                                      ----------------------------
                                                    Period from
                                                      July 2,
                                       Year ended     1999* to
                                       December 31,  December 31,
                                          2000          1999
                                     -------------- --------------

Proceeds from units issued            $  3,860,176  $  1,630,202
Value of units redeemed                    (62,440)         (652)
Transfers between portfolios and
between
   portfolios and general account          891,420       (37,970)
                                     -------------- --------------

Total gross deposits net of
   transfers to general account          4,689,156     1,591,580

Deductions:
Policyholder charges                         3,243             -
                                     -------------- --------------


Net deposits from policyholders       $  4,685,913  $  1,591,580
                                      ============= ==============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate
Account (continued)
-------------------------------------------------------------------------------







                                                                          Portfolios
                                     --------------------------------------------------------------------------------------
                                                                      JNL/First Trust
                                           JNL/First Trust              Pharmaceutical/              JNL/First Trust
                                          Technology Sector            Healthcare Sector            Financial Sector
                                      ---------------------------- ---------------------------- ----------------------------
                                                    Period from                  Period from                 Period from
                                                      July 2,                      July 2,                     July 2,
                                      Year ended     1999* to      Year ended     1999* to      Year ended     1999* to
                                     December 31,    December 31,  December 31,  December 31,   December 31,  December 31,
                                         2000           1999           2000          1999           2000          1999
                                     -------------- -------------- ------------ --------------- -------------- --------------
Proceeds from units issued           $ 15,200,403   $  6,126,986  $  8,009,986   $  3,785,929   $ 4,632,660    $  2,324,833
Value of units redeemed                  (380,058)        (5,274)     (155,474)        (6,018)      (67,574)         (2,422)
Transfers between portfolios and
between
   portfolios and general account       4,807,362        (40,054)    2,317,246        246,897     2,561,478         292,724
                                     -------------- -------------- ------------ --------------- -------------- --------------

Total gross deposits net of
   transfers to general account        19,627,707      6,081,658    10,171,758      4,026,808     7,126,564       2,615,135

Deductions:
Policyholder charges                       12,089              -         6,271              -         2,700               -
                                     -------------- -------------- ------------ --------------- -------------- --------------


Net deposits from policyholders      $ 19,615,618   $  6,081,658  $ 10,165,487   $  4,026,808  $  7,123,864   $   2,615,135
                                     ============== ============= ============== ============= ============== ===============

-------------------------------------
* Commencement of operations.



                                     --------------------------------------------------------------------------------------

                                           JNL/First Trust              JNL/First Trust              JNL/First Trust
                                            Energy Sector            Leading Brands Sector        Communications Sector
                                     --------------------------------------------------------- ----------------------------
                                                    Period from                  Period from                 Period from
                                                      July 2,                      July 2,                     July 2,
                                      Year ended      1999* to     Year ended     1999* to      Year ended     1999* to
                                     December 31,   December 31,  December 31,    December 31,  December 31,  December 31,
                                         2000           1999          2000          1999           2000          1999
                                     -------------- ------------- -------------- ------------- ------------- --------------
Proceeds from units issued           $  2,094,114   $    658,068  $  1,574,977   $  1,575,329  $  9,146,084  $  3,755,463
Value of units redeemed                   (28,973)          (259)      (32,553)        (3,499)     (259,164)       (4,549)(
Transfers between portfolios and
between
   portfolios and general account       1,524,706        117,554       715,397        146,103     3,755,000      (155,221)
                                     -------------- ------------- -------------- ------------- ------------- --------------

Total gross deposits net of
   transfers to general account         3,589,847        775,363     2,257,821      1,717,933    12,641,920     3,595,693

Deductions:
Policyholder charges                          625              -         1,515              -         7,098             -
                                     -------------- ------------- -------------- ------------- ------------- --------------

Net deposits from policyholders      $  3,589,222   $    775,363  $  2,256,306   $  1,717,933  $ 12,634,822  $  3,595,693
                                     ============== ============= ============== ============= ============= ==============

                     Jackson National Life Insurance Company

                                and Subsidiaries


[GRAPHIC OMITTED]














                        Consolidated Financial Statements


                                December 31, 2000

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2000

------------------------------------------------------------------




Independent Auditor's Report                                     1



Consolidated Balance Sheet                                       2



Consolidated Income Statement                                    3



Consolidated Statement of Stockholder's Equity
and Comprehensive Income                                         4



Consolidated Statement of Cash Flows                             5



Notes to Consolidated Financial Statements                       6

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements


     See accompanying notes to consolidated financial statements.


                          INDEPENDENT AUDITOR'S REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated statements of income, stockholder's equity and comprehensive income, and cash flows of Jackson National Life Insurance Company and Subsidiaries for the year ended December 31, 1998, were audited by other auditors whose report thereon dated February 5, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements, effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments."







February 2, 2001

Consolidated Balance Sheet
(In thousands, except share information)

--------------------------------------------------------------------------------


                                                                                      December 31,
Assets                                                                            2000             1999
   Investments:
     Cash and short-term investments                                            $  2,023,306    $  2,162,340
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2000, $28,275,776; 1999,                27,296,281      26,233,916
       $27,325,447)
        Equities (cost: 2000, $471,236; 1999, $443,781)                              479,279         497,096
     Mortgage loans, net of allowance                                              4,660,215       3,537,102
     Policy loans                                                                    687,245         675,643
     Other invested assets                                                           921,572         746,599
                                                                           -----------------------------------
         Total investments                                                        36,067,898      33,852,696

   Accrued investment income                                                         480,590         445,241
   Deferred acquisition costs                                                      2,187,936       2,000,305
   Reinsurance recoverable                                                           358,131         328,010
   Deferred income taxes                                                             240,389         298,215
   Value of acquired insurance and goodwill                                          191,793         141,893
   Income taxes receivable from Parent                                                 9,117              -
   Other assets                                                                      161,453         159,381
   Variable annuity assets                                                         5,585,638       4,522,188
                                                                           -----------------------------------
         Total assets                                                           $ 45,282,945    $ 41,747,929
                                                                           ===================================

Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                     $  905,128      $  901,710
       Deposits on investment contracts                                           24,776,433      25,339,544
       Guaranteed investment contracts                                             4,286,503       4,658,339
     Trust instruments supported by funding agreements                             2,867,497         997,973
     Savings deposits                                                                732,211         105,929
     Reverse repurchase agreements                                                 1,095,623       1,439,334
     Notes and bank debt                                                             671,712         282,884
     Securities lending payable                                                      678,000         288,000
     Income taxes payable to Parent                                                       -          179,123
     Other liabilities                                                               636,005         572,047
     Variable annuity liabilities                                                  5,585,638       4,522,188
                                                                           -----------------------------------
         Total liabilities                                                        42,234,750      39,287,071
                                                                           -----------------------------------

     Minority interest                                                                                -
                                                                                     117,759
                                                                           -----------------------------------

     Stockholder's Equity
     Capital stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800          13,800
     Additional paid-in capital                                                    1,570,063       1,360,982
     Accumulated other comprehensive loss
       net of tax of ($229,971) in 2000 and ($250,835) in 1999                     (427,088)        (465,836)
     Retained earnings                                                             1,773,661       1,551,912
                                                                           -----------------------------------
     Total stockholder's equity                                                    2,930,436       2,460,858
                                                                           -----------------------------------
         Total liabilities and stockholder's equity                             $ 45,282,945    $ 41,747,929
                                                                           ===================================

Consolidated Income Statement
(In thousands)

--------------------------------------------------------------------------------


                                                                          Years Ended December 31,
                                                               2000                 1999                1998
                                                          -----------------    -----------------  ------------------
Revenues
   Premiums                                               $        230,801       $      258,311   $        263,686

   Net investment income                                         2,610,983            2,476,196          2,478,277

   Net realized investment gains (losses)                         (120,855)              44,318             69,446

   Fee income:
     Mortality charges                                             133,969              134,744            136,040
     Surrender charges                                              80,075               72,601             76,878
     Expense charges                                                17,820               17,481             19,217
     Variable annuity fees                                          75,905               41,521             21,411
     Net asset management fees                                      24,344               13,118              7,044
     Net retained commissions                                            -                    -                396
                                                          -----------------    -----------------  ------------------
   Total fee income                                                332,113              279,465            260,986

   Other income                                                     39,821               37,286             32,974
                                                          -----------------    -----------------  ------------------
     Total revenues                                              3,092,863            3,095,576          3,105,369
                                                          -----------------    -----------------  ------------------

Benefits and Expenses
   Death benefits                                                  317,350              289,220            284,753
   Interest credited on deposit liabilities                      1,591,921            1,637,478          1,664,133
   Interest expense on notes, bank debt and reverse
   repurchase
      agreements                                                    94,544               73,991            121,035
   Interest expense on trust instruments supported
      by funding agreements                                        155,192               28,480                  -
   Decrease in reserves, net of reinsurance                        (47,448)             (32,199)           (20,712)
   Commissions                                                     361,672              312,213            208,177
   General and administrative expenses                             234,452              214,620            183,374
   Deferral of policy acquisition costs                           (429,358)            (360,205)          (251,166)
   Amortization of acquisition costs:
     Attributable to operations                                    237,416              210,248            194,045
     Attributable to net realized investment gains                 (15,491)              15,798             24,096
     (losses)
   Amortization of acquired insurance and goodwill                  18,586               16,041             14,895
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,518,836            2,405,685          2,422,630
                                                          -----------------    -----------------  ------------------
     Pretax income before minority interest                        574,027              689,891            682,739
   Minority interest                                                40,227                    -                  -
                                                          -----------------    -----------------  ------------------
     Pretax income                                                 614,254              689,891            682,739
   Federal income tax expense                                      216,200              241,500            239,000
                                                          -----------------    -----------------  ------------------
     Income before cumulative effect of change in
       accounting principle                                        398,054              448,391            443,739
   Cumulative effect of change in accounting principle                   -               17,884                  -
                                                          -----------------    -----------------  ------------------
     Net Income                                             $      398,054      $       466,275    $       443,739
                                                          =================    =================  ==================

   Pro forma net income assuming the change in
    accounting principle is applied retroactively                               $       448,391    $       437,811
                                                                               =================  ==================

Consolidated Statement of Stockholder's Equity and Comprehensive Income (In thousands)

--------------------------------------------------------------------------------

                                                                       Years Ended December 31,
                                                           2000                 1999                  1998
                                                     -------------------  -------------------  --------------------

Common stock, beginning and end of year              $         13,800     $         13,800     $         13,800
                                                     -------------------  -------------------  --------------------
Additional paid-in capital
Beginning of year                                           1,360,982            1,360,982              832,982
    Capital contributions                                     209,081                    -              528,000
                                                     -------------------  -------------------  --------------------
End of year                                                 1,570,063            1,360,982            1,360,982
                                                     -------------------  -------------------  --------------------

Accumulated other comprehensive income (loss)
Beginning of year                                            (465,836)             325,273              440,537
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $20,864 in 2000, $(425,982) in
       1999, and $(62,065)in 1998                              38,748             (791,109)            (115,264)
                                                     -------------------  -------------------  --------------------
End of year                                                  (427,088)            (465,836)             325,273
                                                     -------------------  -------------------  --------------------

Retained earnings
Beginning of year                                           1,551,912            1,181,947            1,327,830
    Net income                                                398,054              466,275              443,739
    Dividends paid to stockholder                            (176,305)             (96,310)            (589,622)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,773,661            1,551,912            1,181,947
                                                     -------------------  -------------------  --------------------


Total stockholder's equity                           $      2,930,436     $      2,460,858     $      2,882,002
                                                     ===================  ===================  ====================




                                                                      Years Ended December 31,
                                                           2000                 1999                 1998
                                                     -------------------  -------------------  ------------------
Comprehensive income (loss)
Net income                                           $        398,054     $        466,275     $        443,739

Net unrealized holding gains (losses) arising during
       the period, net of tax of $24,218 in 2000,
       $(398,646) in 1999 and $(41,366) in 1998                44,976             (740,343)             (76,823)
Reclassification adjustment for gains (losses)
included in
       net income, net of tax of  $(3,354) in 2000,            (6,228)             (50,766)             (38,441)
       $(27,336) in 1999 and $(20,699) in 1998
                                                     -------------------  -------------------  ------------------
Comprehensive income (loss)                          $        436,802     $       (324,834)    $        328,475
                                                     ===================  ===================  ==================


Consolidated Statement of Cash Flows
(In thousands)

--------------------------------------------------------------------------------

                                                                             Years Ended December 31,
                                                                   2000                1999               1998
                                                              ----------------    ----------------   -----------------
Cash flows from operating activities:
     Net income                                               $       398,054     $       466,275    $      443,739
     Adjustments to reconcile net income to net cash
        provided by operating activities:
         Net realized investment (gains) losses                       120,855             (44,318)          (69,446)
         Interest credited on deposit liabilities                   1,591,921           1,637,478         1,664,133
         Interest expense on trust instruments supported
           by funding agreements                                      155,192              28,480                 -
         Other charges                                               (231,864)           (224,826)         (253,546)
         Amortization of discount and premium on
           investments                                                (23,962)            (69,919)         (104,586)
         Deferred income tax provision                                 37,000             104,600            42,100
         Change in:
              Accrued investment income                               (35,349)            (17,944)          (40,885)
              Deferred acquisition costs                             (207,433)           (123,659)          (33,025)
              Value of acquired insurance and goodwill                 18,586              16,041            14,895
              Income taxes payable to Parent                           20,841                 887            34,941
              Other assets and liabilities, net                       (21,647)             52,830          (100,244)
                                                              ----------------    ----------------   -----------------
     Net cash provided by operating activities                      1,822,194           1,825,925         1,598,076
                                                              ----------------    ----------------   -----------------

Cash flows from investing activities:
     Sales of fixed maturities and equities available for sale      3,877,665           5,374,124         6,923,936
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                          912,953           2,426,270         1,020,281
         Mortgage loans                                               280,820             113,545           127,201
        Purchases of:
         Fixed maturities and equities available for sale          (5,915,958)         (8,677,736)       (8,847,509)
            Mortgage loans                                           (930,007)         (1,071,678)       (1,008,131)
     Acquisition of Highland Federal Bank                             (43,349)                 -                  -
     Other investing activities                                       149,523              15,873          (769,833)
                                                              ----------------    ----------------   -----------------
     Net cash used by investing activities                         (1,668,353)         (1,819,602)       (2,554,055)
                                                              ----------------    ----------------   -----------------

Cash flows from financing activities:
      Policyholders account balances:
         Deposits                                                   7,578,354           7,211,159         5,185,920
         Withdrawals                                               (6,176,725)         (5,723,094)       (4,306,150)
     Net transfers to separate accounts                            (1,901,367)         (1,755,761)         (509,182)
     Proceeds from notes and bank debt                                374,384              33,700                 -
     Payments on notes and bank debt                                 (167,213)                 -                  -
     Increase in savings deposits                                     175,997              (1,095)            1,268
     Payment of cash dividends to Parent                             (176,305)            (96,310)         (589,622)
     Capital contribution from Parent                                       -                   -           528,000
                                                              ----------------    ----------------   -----------------
     Net cash (used) provided by financing activities                (292,875)           (331,401)          310,234
                                                              ----------------    ----------------   -----------------

      Net decrease in cash and short-term investments                (139,034)           (325,078)         (645,745)

Cash and short-term investments, beginning of year                  2,162,340           2,487,418         3,133,163
                                                              ----------------    ----------------   -----------------
Cash and short-term investments, end of year                  $     2,023,306     $     2,162,340    $    2,487,418
                                                              ================    ================   =================

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements

                                December 31, 2000


--------------------------------------------------------------------------------


1.   Nature of Operations

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). The Company has historically accounted for its investment in the PPMA Funds using the equity method. As a result of corporate restructuring in 2000, JNL obtained effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in 2000 in the accompanying financial statements. JNL owns a 72.0% interest in SIF I and a 15.1% interest in CBO
     II. The minority interest reflected in the accompanying financial statements reflects the interests of other parties in the PPMA Funds.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition, the thrift was renamed Jackson Federal Bank ("Jackson Federal"). On September 29, 2000 Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisitions were accounted for by the purchase method and the results of Jackson Federal and Highland are included in the consolidated income statement from the respective dates of acquisition.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Change in Accounting Principles
     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 is treated as a cumulative effect of a change in accounting principle and prior periods have not been restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million is included in net income in 1999.

     Effective January 1, 1999, JNL adopted Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The impact of adoption was not material.




2.   Summary of Significant Accounting Policies (continued)

     Recently Issued Accounting Standards
     In June 1998, the Financial Accounting Standards Board issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statement No. 137 and 138, is effective for fiscal years beginning after June 15, 2000 and establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, will be recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. The Company will adopt this Statement effective January 1, 2001. Upon adoption, a net transitional adjustment based on the aggregate fair value of the Company's derivative instruments as of December 31, 2000 will be recorded as a cumulative effect of a change in accounting principle. Currently, the Company is continuing its analysis of the impact of FAS 133 on its financial statements. Net earnings in 2001 and future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, the fair value of derivative contracts will now be reflected in income while the largely offsetting change in fair value of the Company's investments will remain as an adjustment to equity in the balance sheet as unrealized gain and losses.

     Comprehensive Income
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     Investments
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

2.   Summary of Significant Accounting Policies (continued)

     Derivative Financial Instruments
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2000 and 1999 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Purchased put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     Derivative financial instruments are held primarily for hedging purposes. High yield bond index swaps and equity index derivatives, including swaps and futures, and emerging market bond index swaps were held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred

2.   Summary of Significant Accounting Policies (continued)

     acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $300.2 million at December 31, 2000 and $320.0 million at December 31, 1999 to reflect this change.

     Value of Acquired Insurance and Goodwill
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal and Highland. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. Highland had total assets of $692.0 million and deposit liabilities of $450.2 million at the date of acquisition in 2000. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years and goodwill is amortized over 15 years.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities
     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     Deposits on investment contracts:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract as of the valuation date. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     Trust Instruments Supported by Funding Agreements
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purposes of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.


2.   Summary of Significant Accounting Policies (continued)

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses are excluded from net income.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $5,528.6 million and $4,461.2 million at December 31, 2000 and 1999, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $57.0 million and $61.0 million at December 31, 2000 and 1999, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     Savings Deposits
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments
     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values for fixed maturities securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     Equity Securities:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. 3. Fair Value of Financial Instruments (continued)

     Mortgage Loans:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $5,101.1 million and $3,514.9 million at December 31, 2000 and 1999, respectively.

     Policy Loans:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     Derivatives:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation models.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $19.6 billion and $18.7 billion, respectively, at December 31, 2000, and $20.2 billion and $19.2 billion, respectively, at December 31, 1999.

     Reserves for Guaranteed Investment Contracts:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.3 billion and $4.7 billion at December 31, 2000 and 1999, respectively.

     Trust Instruments Supported by Funding Agreements:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.9 billion and $1.0 billion at December 31, 2000 and 1999, respectively.

     Savings Deposits:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $732.3 million and $105.4 million at December 31, 2000 and 1999, respectively.

     Reverse Repurchase Agreements:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     Notes and Bank Debt:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $5,314.7 million and $4,336.8 million at December 31, 2000 and 1999, respectively.

4.   Investments

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     Fixed Maturities
     The following table sets forth fixed maturity investments at December 31, 2000, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2000, investments rated by the Company's investment advisor totaled $717.8 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                            Percent of Total
    Investment Rating                                            Assets
                                                           --------------------
    AAA                                                          12.8%
    AA                                                            1.9
    A                                                            16.4
    BBB                                                          21.9
                                                           --------------------
 Investment grade                                                53.0
                                                           --------------------
    BB                                                            3.8
    B and below                                                   3.5
                                                           --------------------
         Below investment grade                                   7.3
                                                           --------------------
         Total fixed maturities                                  60.3
                                                           --------------------
    Other assets                                                 39.7
                                                           --------------------
         Total assets                                           100.0%
                                                           ====================

     At December 31, 2000, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $121.1 million and $27.4 million, respectively.

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):



                                                                   Gross             Gross           Estimated
                                             Amortized          Unrealized         Unrealized           Fair
     December 31, 2000                         Cost                Gains             Losses            Value

     U.S. Treasury securities                  $     4,623           $    138          $      -        $     4,761
     U.S. Government agencies
          and foreign governments                  108,157              2,278             5,416            105,019
     Public utilities                              504,853              4,219            12,983            496,089
     Corporate securities
          and commercial loans                  16,957,873            241,934         1,179,355         16,020,452
     Mortgage-backed securities                 10,700,270            131,446           161,756         10,669,960
                                        ----------------------------------------------------------------------------
          Total                              $  28,275,776          $ 380,015       $ 1,359,510       $ 27,296,281
                                        ============================================================================



                                                                  Gross              Gross           Estimated
                                            Amortized           Unrealized        Unrealized           Fair
     December 31, 1999                         Cost               Gains             Losses             Value

     U.S. Treasury securities                  $     9,974          $      17         $     380        $     9,611
     U.S. Government agencies
         and foreign governments                   282,938             13,276             2,559            293,655
     Public utilities                              547,355              5,419            25,850            526,924
     Corporate securities
           and commercial loans                 15,304,146            126,822           787,942         14,643,026
     Mortgage-backed securities                 11,181,034             22,677           443,011         10,760,700
                                        ----------------------------------------------------------------------------
          Total                              $  27,325,447        $   168,211       $ 1,259,742      $  26,233,916
                                        ============================================================================



     Gross unrealized gains pertaining to equity securities at December 31, 2000 and 1999 were $65.0 million and $83.3 million, respectively. Gross unrealized losses at December 31, 2000 and 1999 were $57.0 million and $30.0 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.


     Fixed maturities (in thousands):
                                                                            Amortized              Estimated
                                                                              Cost                Fair Value
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                    $   248,037             $   262,048
     Due after 1 year through 5 years                                           4,635,748               4,426,226
     Due after 5 years through 10 years                                         7,497,074               7,057,349
     Due after 10 years through 20 years                                        2,389,543               2,233,314
     Due after 20 years                                                         2,805,104               2,647,384
     Mortgage-backed securities                                                10,700,270              10,669,960
                                                                       --------------------  ----------------------
          Total                                                              $ 28,275,776            $ 27,296,281
                                                                       ====================  ======================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to carrying values are included in investment income.

4.    Investments (continued)

     Fixed maturities with a carrying value of $3.1 million and $2.7 million were on deposit with regulatory authorities at December 31, 2000 and 1999, respectively, as required by law in various states in which business is conducted.

     Mortgage Loans
     Mortgage loans, net of allowance for loan losses of $33.4 million and $15.4 million at December 31, 2000 and 1999, respectively, are as follows (in thousands):

                                                                                        December 31,
                                                                                 2000                  1999
                                                                           ------------------    ------------------
         Residential                                                              $  652,519            $  103,869
         Commercial                                                                4,007,696             3,433,233
                                                                           ------------------    ------------------
              Total                                                              $ 4,660,215           $ 3,537,102
                                                                           ==================    ==================

     At December 31, 2000, mortgage loans were collateralized by properties located in 38 states and Canada. Approximately 26% of the aggregate carrying value of the portfolio is secured by properties located in California.

     Other Invested Assets
     Other invested assets consist primarily of investments in limited partnerships that invest in securities. Limited partnership income recognized by the Company was $73.5 million, $34.3 million and $10.2 million in 2000, 1999 and 1998, respectively. At December 31, 2000, the Company has unfunded commitments related to its investments in limited partnerships totaling $598.5 million.

     Derivatives
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts,  estimated fair
     values  and  gains  and  losses  for   derivative   financial   instruments
     outstanding is as follows (in thousands):


                                                                 December 31,
                                              2000                                           1999

                           Contractual/                                     Contractual/
                             Notional           Fair          Gain/           Notional         Fair        Gain/
                              Amount            Value         (Loss)           Amount         Value       (Loss)

     Interest rate swaps   $     7,375,000   $ (215,979)    $ (216,947)     $   4,610,000    $ 19,878     $ 19,878
     Cross-currency
        swaps                    2,085,701     (135,919)                          808,572     (61,472)     (61,472)
                                                              (135,919)
     Put-swaptions              23,000,000       17,305                        29,500,000      14,792        1,706
                                                                 3,713
     Futures                        88,694            -         (5,470)            62,557           -        4,633
     Call options                1,716,003      556,739        119,729          1,501,075     628,836      339,321



     During 2000, 1999, and 1998, the Company recorded net expenses of $65.5 million, $29.9 million, and $20.2 million, respectively, on derivative instruments. Included in these amounts was a loss of $6.1 million in 1998 related to investment activity. During 1999 and 1998, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps and $10.1 million on the termination of emerging market bond index swaps, respectively. The average notional amount of swaps outstanding was $8.1 billion and $4.6 billion in 2000 and 1999, respectively.

4.    Investments (continued)

     Securities Lending The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2000 and 1999, the estimated fair value of loaned securities was $662.2 million and $313.8 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $678.0 million and $288.0 million at December 31, 2000 and 1999, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.    Investment Income and Realized Gains and Losses

     The sources of net investment income by major category are as follows (in thousands):


                                                                  Years ended December 31,
                                                       2000                 1999                 1998
                                                 -----------------    ------------------   ------------------
     Fixed maturities                             $     2,136,323      $     2,094,557       $    2,160,543
     Other investment income                              513,478              420,764              360,846
                                                 -----------------    ------------------   ------------------
       Total investment income                          2,649,801            2,515,321            2,521,389
     Less investment expenses                             (38,818)             (39,125)             (43,112)
                                                 -----------------    ------------------   ------------------
       Net investment income                      $     2,610,983      $     2,476,196      $     2,478,277
                                                 =================    ==================   ==================



     Net realized investment gains and losses are as follows (in thousands):


                                                                  Years ended December 31,
                                                       2000                 1999                 1998
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                                $        43,458      $        99,131     $        120,325
       Gross losses                                       (55,497)             (28,163)             (29,121)
     Sales of equity securities
       Gross gains                                         32,577               54,849               25,682
       Gross losses                                        (1,520)                (228)                (100)
     Impairment losses                                   (141,079)             (77,076)             (31,532)
     Other invested assets, net                             1,206               (4,195)             (15,808)
                                                 -----------------    ------------------   ------------------
       Total before minority interest                    (120,855)              44,318               69,446
     Minority interest                                     49,821                    -                    -
                                                 -----------------    ------------------   ------------------
       Total                                        $     (71,034)     $        44,318     $         69,446
                                                 =================    ==================   ==================


6.   Value of Acquired Insurance and Goodwill

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal and Highland.

     The amortization of acquired insurance and goodwill was as follows (in thousands):


                                                                            Years ended December 31,
                                                                 2000                 1999                 1998
                                                           -----------------    -----------------     -----------------
     Value of insurance in force:
       Balance, beginning of year                            $    138,734         $      154,402       $       169,245
       Interest, at rates varying from 6.5% to 9.5%                12,201                 13,690                15,095
          Amortization                                            (28,723)               (29,358)              (29,938)
                                                           -----------------    -----------------     -----------------
       Balance, end of year                                  $    122,212         $      138,734       $       154,402
                                                           =================    =================     =================
     Goodwill:
       Balance, beginning of year                            $      3,159         $        3,774       $           -
       Acquisitions and adjustments                                68,486                   (242)                3,826
       Amortization                                                (2,064)                  (373)                  (52)
                                                           -----------------    -----------------     -----------------
       Balance, end of year                                  $      69,581        $        3,159       $         3,774
                                                           =================    =================     =================
     Value of insurance in force and goodwill:
          Net amortization                                   $     (18,586)       $      (16,041)      $       (14,895)
                                                           =================    =================     =================
       Balance, end of year                                  $      191,793       $      141,893       $        158,176
                                                           =================    =================     =================

     The value of acquired insurance and goodwill estimated amortization is as follows (in thousands):

     2001                                $      23,400
     2002                                       24,500
     2003                                       25,600
     2004                                       26,900
     2005                                       28,200
     Thereafter                                 63,193
                                         ---------------
          Total                          $     191,793
                                         ===============

7.       Savings Deposits

     Savings deposits are as follows (in thousands):


                                                                         December 31,
                                                          2000                                   1999
                                            ----------------------------------     ---------------------------------
                                                                  Weighted                             Weighted
                     Type                                          Average                             Average
                                                Amount             Rate              Amount             Rate
                                            ----------------    --------------    -------------    -----------------

     Demand deposits                             $ 69,470          1.40%            $  7,979            .87%
     Regular passbook                              33,844          2.16%               5,609           2.01%
     Money market checking and
          savings                                  49,174          3.56%              12,012           2.34%
     Certificates of deposit                      579,723          6.05%              80,329           5.12%
                                                 ----------     ---------           ---------          -----
                                                 $732,211          5.33%            $105,929           4.42%
                                                 ==========     =========           =========          =====


     The contractual maturities of certificates of deposit at December 31, 2000 were as follows:

     Years Ending December 31,
                      2001                                      $  480,733
                      2002                                          87,266
                      2003                                           6,812
                      2004                                           4,071
                      Thereafter                                       841
                                                                ----------
                                                                $  579,723

     Interest expense on deposit accounts is summarized as follows (in thousands):


                                                                                  Years ended December 31,
                                                                         --------------------------------------------
                                                                              2000                 1999
                                                                         ----------------     ----------------

     Demand deposits, regular passbook and money market accounts              $    1,457            $     497
     Certificates of deposit
                                                                                  15,533                3,960
                                                                         ----------------     ----------------
                                                                              $   16,990            $   4,457
                                                                         ================     ================


     Certificates of deposit greater than $100,000 totaled approximately $146.2 million and $14.6 million at December 31, 2000 and 1999, respectively.

8.   Notes and Bank Debt

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2000 and 1999 was as follows (in thousands):

                                                                   2000                            1999
                                                        ----------------------------    ----------------------------
                                                          Carrying      Estimated        Carrying      Estimated
                                                           Amount       Fair Value        Amount       Fair Value

       Surplus notes                                       $249,193      $249,800        $  249,184   $  248,800
       Advances from the Federal Home Loan Bank             234,534       235,255            33,700       33,569
       Debt of PPMA Funds                                   187,985       184,659                --           --
                                                        ----------------------------    ----------------------------
                 Total                                       $671,712      $669,714     $  282,884   $  282,369
                                                        ============================    ============================

     Surplus Notes
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2000, 1999 and 1998.

     Advances from the Federal Home Loan Bank
     Jackson Federal began utilizing the credit programs offered by the Federal Home Loan Bank ("FHLB") during 1999. FHLB advances, maturing in years through 2008, totaled $234.5 million and $33.7 million at December 31, 2000 and 1999, respectively, at weighted average interest rates of 6.22% and 5.93%, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $407.4 million at December 31, 2000. Interest paid totaled $5.2 million and $0.5 million in 2000 and 1999, respectively.

     PPMA Funds
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.


8.   Notes and Bank Debt (continued)

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2000 financial statements bear interest rates ranging from 8.22% to 8.63%.

     CBO II has issued $70.95 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2000 financial statements bear interest rates ranging from 7.38% to 8.13%.

     Outstanding debt balances on the PPMA Funds included in the December 31, 2000 financial statements are as follows (in thousands):



                                                          SIF I             CBO II            Total
                                                         -----------------    ------------     -------------

         Subordinated secured notes                              $ 25,000         $45,000          $ 70,000
         Revolving credit facility                                 76,125          41,860           117,985
                                                         -----     ------     ---- ------      ---- -------
         Total outstanding                                      $ 101,125         $86,860          $187,985
                                                                =========         =======          ========

     Interest expense on the debt totaled $24.2 million in 2000.


9.    Reverse Repurchase Agreements

     During 2000, 1999 and 1998, the Company entered into reverse repurchase and dollar roll repurchase agreements (in 1998 only) whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $680.0 million and $987.8 million during 2000 and 1999, respectively, at weighted average interest rates of 6.52% and 5.39%, respectively. Interest paid totaled $44.3 million, $53.2 million and $100.2 million in 2000, 1999 and 1998, respectively. The highest level of short-term borrowings at any month end was $1.2 billion in 2000 and $1.5 billion in 1999.

10.  Reinsurance

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):



                                                                  Years ended December 31,
                                                           2000               1999                1998
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        341,078    $       361,367     $       356,368
     Assumed premiums                                           4,324              4,941               5,162
     Less reinsurance ceded                                  (114,601)          (107,997)            (97,844)
                                                     ------------------ ------------------  -----------------
       Total net premiums                            $        230,801    $       258,311     $       263,686
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                 December 31,
                                             2000               1999
                                       ------------------ -----------------
     Ceded reserves                        $    326,675        $  289,034
     Ceded claims liability                      17,083            15,939
     Ceded - other                               14,373            23,037
                                       ------------------ -----------------
       Total                               $    358,131        $  328,010
                                       ================== =================

     Reserves reinsured through Brooke Life were $71.7 million and $76.4 million at December 31, 2000 and 1999, respectively.

11.  Federal Income Taxes

     The components of the provision for federal income taxes are as follows (in thousands):


                                                                        Years ended December 31,
                                                                  2000              1999           1998
                                                            -----------------  ------------------------------
     Current tax expense                                    $      179,200       $     136,900   $    196,900
     Deferred tax expense                                           37,000             104,600         42,100
                                                            -----------------  ------------------------------
     Provision for federal income taxes                      $     216,200       $     241,500   $    239,000
                                                            =================  ==============================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2000, 1999 and 1998 as follows (in thousands):


                                                                         Years ended December 31,
                                                                   2000             1999            1998
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate                               $ 214,989        $ 241,462       $ 238,959
     Other                                                            1,211               38              41
                                                              ---------------
     Provision for federal income taxes                           $ 216,200        $ 241,500       $ 239,000
                                                              ===============  =============== ===============
Effective tax rate                                               35.2%            35.0%           35.0%
                                                              ===============  =============== ===============


     Federal income taxes paid were $148.6 million, $147.4 million and $161.9 million, in 2000, 1999 and 1998, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                             Years ended December 31,
                                                                             2000                1999
                                                                       ------------------  ------------------
     Gross deferred tax asset
     Policy reserves and other insurance items                           $       615,201    $        617,829
     Difference between financial reporting and the tax basis of:
          Insolvency fund assessments                                             23,303              28,553
     Net unrealized losses on available for sale securities                      335,041             362,836
                                                                       ------------------  ------------------
     Total deferred tax asset                                                    973,545           1,009,218
                                                                       ------------------  ------------------

     Gross deferred tax liability
     Deferred acquisition costs                                                 (627,253)           (569,295)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                          (42,774)            (48,557)
        Investment assets acquired                                                (9,331)            (40,499)
        Other assets                                                                 (95)              (6(37)
     Other, net                                                                  (53,703)            (52,615)
                                                                       ------------------  ------------------
     Total deferred tax liability                                               (733,156)           (711,003)
                                                                       ------------------  ------------------
     Net deferred tax asset                                            $         240,389    $        298,215
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.


12.  Commitments and Contingencies

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions. In addition, JNL is a defendant in several individual actions that involve similar issues, including a 1999 verdict against JNL for $32.5 million in punitive damages. JNL has appealed the verdict on the basis that it is not supported by the facts or the law, and a ruling reversing the judgement is expected.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2000 and 1999, the Company's reserve for future state guaranty fund assessments was $56.3 million and $80.2 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $46.1 million and $46.3 million at December 31, 2000 and 1999, respectively.

13.  Stockholder's Equity

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. On January 1, 2001 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $273.9 million.

     The Company received capital contributions from its parent of $209.1 million in 2000 and $528.0 million in 1998. The $209.1 million capital contribution in 2000 resulted from Brooke Life forgiving an intercompany tax liability. Dividend payments were $176.3 million, $96.3 million and $589.6 million in 2000, 1999 and 1998, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,221.9 million and $2,260.8 million at December 31, 2000 and 1999, respectively. Statutory net income of the Company was $243.8 million, $355.4 million, and $321.8 million in 2000, 1999 and 1998, respectively.

     Effective January 1, 2001, the Codification of Statutory Accounting Principles guidance will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Company is in the process of estimating the potential effect of the codification guidance and does not believe it to be material.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2000, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

14.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $27.1 million, $26.0 million and $28.9 million to PPM for investment advisory services during 2000, 1999 and 1998, respectively.

15.  Benefit Plans

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $5.7 million, $2.9 million and $3.8 million in 2000, 1999 and 1998, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:
               (1)  Financial  statements  and  schedules  included  in  Part A:
                    Condensed Financial Information

               (2)  Financial statements and schedules included in Part B:

                    Jackson National Separate Account - I:
                    Report of Independent Accountants
                    Statement of Assets and Liabilities as of
                         December 31, 2000
                    Statement of Operations for the Year Ended
                         December 31, 2000
                    Statement of Changes in Net Assets for the Years
                         Ended December 31, 2000 and December 31, 1999
                    Schedule of Investments at December 31, 2000
                    Notes to Financial Statements

                    Jackson National Life Insurance Company:
                         Report of Independent Accountants
                    Consolidated Balance Sheet at December 31,
                         2000 and 1999
                    Consolidated Income Statement for the
                         years ended December 31, 2000, 1999 and
                         1998
                    Consolidated Statement of Stockholder's Equity and
                         Comprehensive Income for the years ended
                         December 31, 2000, 1999 and 1998
                    Consolidated Statement of Cash flows for the
                         years ended December 31, 2000, 1999 and
                         1998
                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.             Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999.

2.              Not Applicable

3. Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.


4.a. Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

b. Specimen of the Defined Strategies Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 11, filed on April 27, 2000.

c. Specimen of the Perspective Fixed & Variable Annuity Group Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 12, filed on April 16, 2001.

d.              Specimen of Enhanced Earnings Endorsement, attached hereto.

e.              Specimen of Spousal Continuation Endorsement, attached hereto.

5.a.            Specimen of the Perspective Fixed and Variable Annuity

                Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.


b. Specimen of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

c. Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 11, filed on April 27, 2000.

d.              Specimen  of   the   Perspective  Fixed  and  Variable  Annuity
                Application,  attached hereto.

e. Specimen of the Defined Strategies Variable Annuity Application, attached hereto.



6.a.            Articles   of   Incorporation  of  Depositor,  incorporated  by
                reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

b.              Bylaws   of   Depositor,   incorporated   by   reference to the
                Registrant's   Post-Effective   Amendment   Number 3,  filed on
                April 30, 1996.

7.              Not Applicable

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.a. Consent of Independent Accountants (KPMG), to be filed by Amendment.

10.b. Consent of Independent Accountants (Pricewaterhousecoopers LLP), to be filed by Amendment.

11.             Not Applicable

12.             Not Applicable

13.             Schedule  of  Computation  of   Performance,   incorporated  by
                reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

14.             Not Applicable

15.             Power of Attorney

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, Michigan  48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, Michigan  48951


         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, Michigan 48951


         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Model Office
         Lansing, Michigan 48951

         Lisa C. Drake                      Vice President & Actuary
         1 Corporate Way
         Lansing, Michigan 48951

         Joseph D. Emanuel                  Vice President & Associate
         1 Corporate Way                    General Counsel
         Lansing, Michigan 48951

         Robert A. Fritts                   Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, Michigan 48951            Operations

         Victor Gallo                       Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI  48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, Michigan 48951

         Alan C. Hahn                       Senior Vice President -
         1 Corporate Way                    Marketing
         Lansing, Michigan  48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer and
         Lansing, Michigan 48951            Director

         Stephen A. Hrapkiewicz             Vice President - Human
         1 Corporate Way                    Resources
         Lansing, Michigan 48951

         Brion S. Johnson                   Senior Vice President -
         1 Corporate Way                    Financial Operations
         Lansing, Michigan 48951            and Treasurer

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, Michigan  48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, Michigan 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, Michigan 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, Michigan 48951

         Clark P. Manning                   Chief Operating Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel and
         Lansing, Michigan 48951            Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, Michigan 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, Michigan 48951

         J. George Napoles                  Senior Vice President and
         1 Corporate Way                    Chief Information Officer
         Lansing, Michigan 48951

         Mark D. Nerud                      Vice President - Fund
         1 Corporate Way                    Accounting and Administration
         Lansing, Michigan 48951

         John O. Norton                     Vice President - Actuary and
         1 Corporate Way                    Appointed Actuary
         Lansing, Michigan 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, Michigan 48951

         Robert P. Saltzman                 President, Chief Executive
         1 Corporate Way                    Officer and Director
         Lansing, Michigan 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, Michigan 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, Michigan 48951

         Connie J. Van Doorn                Vice President -
         1 Corporate Way                    Variable Annuity
         Lansing, Michigan 48951            Administration

Item 26.  Persons Controlled by or Under Common Control with the
                  Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson        Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Number of Contract Owners as of April 6, 2001.

                  Non-Qualified - 51,025
                  Qualified - 51,859

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors,Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         1 Corporate Way
         Lansing, MI  48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Steven R. Banis                    Senior Vice President -
         401 Wilshire Blvd.                 Corporate Communications
         Suite 1200
         Santa Monica, CA  90401

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Western Regional
         401 Wilshire Blvd.                 Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Bill Ditt                          Vice President - Fixed Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------


Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a)      Not Applicable

                  (b)      Not Applicable

                  (c)      Not Applicable

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b)if the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, th Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of May, 2001.

                           Jackson National Separate Account - I
                           -------------------------------------
                           (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping by Thomas J. Meyer*
                                -----------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                           ---------------------------------------
                                    (Depositor)

                           By: /s/ Andrew B. Hopping by Thomas J. Meyer*
                               -----------------------------------------
                               Andrew B. Hopping
                               Executive Vice President -
                               Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Robert P. Saltzman by Thomas J. Meyer*           May 2, 2001
---------------------------------------------        --------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning by Thomas J. Meyer*             May 2, 2001
---------------------------------------------        --------------
Clark P. Manning, Chief Operating
Officer and Director

Andrew B. Hopping by Thomas J. Meyer*                May 2, 2001
---------------------------------------------        --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer                                  May 2, 2001
---------------------------------------------        --------------
* Thomas J. Meyer, Attorney-in-Fact

                                  EXHIBIT LIST


Exhibit
Number            Description

 4d.       Specimen of Enhanced Earnings Endorsement, attached hereto as
           EX-99.4d

 4e.       Specimen of Spousal Continuation Endorsement, attached hereto as
           EX-99.4e

 5d. Specimen of the Perspective Fixed and Variable Annuity Application, attached hereto as EX-99.5d

 5e. Specimen of the Defined Strategies Variable Annuity Application, attached hereto as EX-99.5e

 9.        Opinion and Consent of Counsel, attached hereto as EX-99.B9